Putnam Income Fund
The fund's portfolio
7/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (89.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (12.2%)
Government National Mortgage Association (1 Yr WSJ LIBOR + 1.49%), 3.469%, 12/20/68	$1,160,242	$1,178,144
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	89,588	97,092
6.00%, with due dates from 12/20/48 to 4/20/49	324,651	341,510
5.50%, with due dates from 1/20/49 to 5/20/49	1,968,254	2,064,321
5.00%, with due dates from 6/15/40 to 3/20/50	6,354,145	6,663,950
4.70%, with due dates from 6/20/65 to 8/20/67	694,423	706,803
4.659%, 9/20/65	227,577	228,508
4.657%, 5/20/65	178,128	180,144
4.645%, 6/20/67	433,941	442,514
4.641%, 6/20/65	12,833	12,909
4.547%, 5/20/65	38,936	39,330
4.524%, 3/20/67	723,159	736,529
4.507%, 8/20/65	45,259	45,555
4.501%, 5/20/65	692,600	699,411
4.50%, TBA, 8/1/52	66,000,000	67,254,277
4.50%, 7/20/52(FWC)	800,000	828,240
4.50%, with due dates from 5/20/44 to 1/20/50	3,470,030	3,594,099
4.459%, 6/20/65	27,835	28,126
4.401%, 6/20/65	26,471	26,669
4.387%, 5/20/65	40,094	40,349
4.369%, 5/20/67	305,561	312,266
4.00%, TBA, 8/1/52	50,000,000	50,521,850
4.00%, with due dates from 2/20/48 to 3/20/50	3,931,507	3,997,654
3.50%, TBA, 8/1/52	44,000,000	43,821,954
3.50%, with due dates from 11/15/42 to 3/20/50	18,450,055	18,501,968
3.00%, TBA, 8/1/52	73,000,000	71,084,904
3.00%, with due dates from 3/20/43 to 2/20/50	2,815,143	2,752,421

		276,201,497
U.S. Government Agency Mortgage Obligations (77.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 7/1/52(FWC)	1,000,000	1,029,958
5.00%, with due dates from 3/1/41 to 6/1/49	200,843	212,482
4.50%, with due dates from 7/1/44 to 11/1/49	623,153	650,422
4.00%, with due dates from 12/1/44 to 7/1/49	3,237,649	3,318,131
3.50%, with due dates from 4/1/42 to 11/1/47	3,169,360	3,187,322
3.00%, 10/1/46	1,420,401	1,395,653
2.50%, with due dates from 4/1/43 to 2/1/51	475,025	450,905
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	1,508,292	1,667,414
5.50%, with due dates from 1/1/33 to 2/1/35	233,961	251,714
5.00%, 7/1/52(FWC)	1,000,000	1,033,708
5.00%, 7/1/52(FWC)	999,354	1,028,979
5.00%, 7/1/52(FWC)	1,000,000	1,029,958
5.00%, with due dates from 3/1/40 to 8/1/49	2,707,073	2,818,424
4.50%, with due dates from 7/1/44 to 11/1/49	2,853,070	2,963,535
4.00%, with due dates from 8/1/44 to 1/1/57	7,621,283	7,794,448
3.50%, 9/1/57	6,490,811	6,468,712
3.50%, with due dates from 5/1/56 to 6/1/56	3,055,328	3,047,790
3.50%, with due dates from 6/1/31 to 5/1/52	11,033,130	11,073,247
3.00%, with due dates from 9/1/42 to 3/1/47	10,241,825	10,074,996
2.50%, with due dates from 12/1/47 to 5/1/51	4,350,916	4,119,523
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/52	1,000,000	1,044,015
5.50%, TBA, 9/1/52	75,000,000	77,348,625
5.50%, TBA, 8/1/52	72,000,000	74,614,680
5.00%, TBA, 8/1/52	590,000,000	605,971,242
4.50%, TBA, 8/1/52	293,000,000	298,081,675
4.00%, TBA, 8/1/52	152,000,000	152,771,917
3.50%, TBA, 9/1/52	90,000,000	88,839,864
3.50%, TBA, 8/1/52	90,000,000	89,092,989
3.00%, TBA, 9/1/52	120,000,000	115,429,704
3.00%, TBA, 8/1/52	92,000,000	88,593,139
2.50%, TBA, 8/1/52	6,000,000	5,590,782
2.00%, TBA, 8/1/52	104,000,000	93,628,371

		1,754,624,324

Total U.S. government and agency mortgage obligations (cost $1,983,010,099)		$2,030,825,821

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.875%, 2/15/51(i)	$124,000	$96,381
U.S. Treasury Notes 0.25%, 9/30/25(i)	4,060,000	3,747,948

Total U.S. treasury obligations (cost $3,844,329)		$3,844,329

MORTGAGE-BACKED SECURITIES (37.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 17.749%, 4/15/37	$298,167	$465,140
REMICs IFB Ser. 2976, Class LC, ((-3.667 x ICE LIBOR USD 1 Month) + 24.42%), 17.09%, 5/15/35	42,144	56,894
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 13.863%, 3/15/35	222,614	282,719
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 11.836%, 6/15/34	61,129	66,020
REMICs Ser. 5170, Class IC, IO, 4.50%, 8/25/50	3,519,566	656,892
REMICs Ser. 4973, Class BI, IO, 4.50%, 5/25/50	45,444,606	9,088,921
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	32,203,332	5,983,540
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,034,467	112,653
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	653,614	122,134
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	388,566	25,814
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.201%, 12/15/47	12,798,522	1,923,218
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.201%, 4/15/45	11,214,162	1,692,493
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.101%, 8/15/56	15,952,549	2,422,235
REMICs IFB Ser. 4596, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.101%, 6/15/46	12,539,365	1,347,982
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.101%, 7/15/42	6,254,226	754,247
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.051%, 6/15/42	9,638,703	659,981
REMICs IFB Ser. 3852, Class NT, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.001%, 5/15/41	354,377	334,333
REMICs Ser. 5184, Class IO, IO, 4.00%, 1/25/52	3,012,979	551,737
REMICs Ser. 5168, Class CI, IO, 4.00%, 11/25/51	3,745,036	679,863
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	47,459,759	8,839,380
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	40,056,619	7,098,874
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	3,901,455	640,605
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.791%, 9/25/49	7,005,698	878,800
REMICs Ser. 5140, Class BI, IO, 3.50%, 9/25/51	55,712,860	10,009,561
REMICs Ser. 5070, Class AI, IO, 3.50%, 2/25/51	54,486,490	9,808,364
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	3,183,050	573,078
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	3,039,203	438,704
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 3.341%, 2/25/49	33,388,486	3,255,377
REMICs Ser. 5007, Class IP, IO, 3.00%, 7/25/50	45,913,077	7,189,203
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	2,210,652	260,831
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	4,394,334	326,675
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	5,633,066	380,184
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	2,539,300	238,895
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,496,875	96,998
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	2,955,306	124,353
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,257,381	117,624
REMICs Ser. 4004, IO, 3.00%, 3/15/26	26,512	73
REMICs Ser. 5118, Class NI, IO, 2.00%, 2/25/51	68,009,515	9,281,310
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,581	3,894
REMICs Ser. 3391, PO, zero %, 4/15/37	45,588	40,118
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	8,258	7,349
REMICs Ser. 3210, PO, zero %, 5/15/36	3,346	3,179
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	9,290	8,175
Strips Ser. 315, PO, zero %, 9/15/43	6,250,291	5,089,736
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 26.346%, 7/25/36	137,850	255,023
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 16.284%, 3/25/36	137,067	164,651
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 13.119%, 12/25/35	187,031	252,492
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 8.382%, 5/25/40	199,866	235,251
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	60,128,540	12,326,351
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	11,556,636	1,907,627
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	4,487,674	832,581
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	9,558,793	1,610,848
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	18,847,980	3,274,837
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	15,648,171	2,653,461
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	49,076,488	9,785,126
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	144,337	1,613
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	4,314,476	754,075
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	514,666	12,270
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	861,774	35,751
REMICs IFB Ser. 15-66, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.991%, 9/25/45	16,526,254	1,734,513
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.991%, 1/25/45	10,783,968	1,267,116
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.941%, 6/25/48	19,663,944	2,556,312
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.941%, 5/25/48	9,830,820	1,314,873
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.891%, 2/25/48	6,037,566	799,977
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.891%, 1/25/48	12,719,540	1,860,083
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 2/25/49	18,029,583	2,028,328
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 1/25/49	3,804,082	374,465
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 12/25/46	13,880,435	1,457,446
REMICs IFB Ser. 17-33, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 5/25/39	3,730,678	438,355
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.791%, 3/25/50	33,127,502	4,596,441
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.791%, 10/25/49	12,388,383	1,775,670
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.791%, 3/25/46	22,543,759	3,141,238
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.741%, 12/25/49	27,631,580	3,711,657
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.741%, 11/25/49	7,932,087	1,478,224
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.741%, 10/25/49	21,973,172	3,336,854
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	30,530,950	5,295,965
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	2,641,574	462,234
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,354,288	38,918
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,227,811	183,139
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	1,004,394	122,838
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	2,976,117	202,552
REMICs Ser. 21-84, Class KI, IO, 3.00%, 12/25/51	4,065,330	630,695
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	51,756,346	8,383,493
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,357,045	167,438
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,457,217	307,648
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	2,559,806	203,258
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,172,132	46,026
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	1,774,393	52,561
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,082,188	27,150
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	199,423	1,395
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	381,205	4,497
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,825,547	32,991
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	28,691,843	4,662,425
REMICs FRB Ser. 01-50, Class B1, IO, 0.385%, 10/25/41(WAC)	158,473	792
Trust FRB Ser. 05-W4, Class 1A, IO, 0.064%, 8/25/45(WAC)	42,374	42
REMICs Ser. 03-34, PO, zero %, 4/25/43	73,813	67,170
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	53,634	48,271
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	4,346	3,868
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	4,492	3,953
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,702	4,121
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	3,997,058	551,474
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	115,177	16,383
Ser. 15-69, IO, 5.00%, 5/20/45	5,851,421	1,157,236
Ser. 14-180, IO, 5.00%, 12/20/44	7,964,711	1,594,535
Ser. 14-76, IO, 5.00%, 5/20/44	2,110,364	400,017
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	987,184	206,520
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	7,300	515
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	654,648	132,261
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,864,813	1,209,618
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,757,103	544,748
IFB Ser. 10-9, Class YD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.80%), 4.644%, 1/16/40	7,411,216	1,123,487
Ser. 19-83, IO, 4.50%, 6/20/49	10,778,045	1,739,684
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	11,612,650	2,136,185
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	950,112	52,256
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	4,111,726	481,377
Ser. 12-129, IO, 4.50%, 11/16/42	2,324,324	438,344
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	932,487	160,366
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	963,492	178,053
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	1,661,260	64,955
IFB Ser. 20-142, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.174%, 9/20/50	32,381,476	5,477,715
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.174%, 8/20/50	35,315,679	5,948,573
IFB Ser. 18-91, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.124%, 7/20/48	5,140,321	595,156
IFB Ser. 20-98, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.074%, 7/20/50	30,838,148	4,837,279
IFB Ser. 12-149, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.074%, 12/20/42	9,571,642	1,268,242
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.044%, 9/16/44	9,834,604	1,964,648
IFB Ser. 19-123, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.024%, 10/20/49	17,218,518	1,530,115
IFB Ser. 18-168, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.024%, 12/20/48	20,196,021	2,648,684
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.024%, 9/20/43	743,824	84,171
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	19,850,282	3,117,257
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	5,619,719	937,369
Ser. 15-94, IO, 4.00%, 7/20/45	338,910	65,783
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	300,802	31,173
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	7,618,974	1,487,224
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,098,569	351,351
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	1,893,253	149,162
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,046,798	345,330
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	15,204,738	2,644,864
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	3,368,460	330,880
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 3/20/50	17,278,554	2,406,297
IFB Ser. 20-11, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 1/20/50	36,517,511	4,153,867
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 7/20/49	12,546,666	1,442,867
IFB Ser. 19-83, Class SW, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 7/20/49	17,928,046	2,151,365
IFB Ser. 19-65, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 5/20/49	7,961,804	920,305
IFB Ser. 19-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 2/20/49	17,361,428	2,260,097
IFB Ser. 18-155, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 11/20/48	9,154,517	1,038,933
IFB Ser. 18-148, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.944%, 2/16/46	12,391,710	1,578,457
IFB Ser. 20-55, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 4/20/50	46,118,752	5,303,657
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 2/20/50	936,553	87,060
IFB Ser. 20-18, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 2/20/50	48,363,660	6,497,334
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 10/20/49	4,306,337	847,703
IFB Ser. 20-34, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 10/20/49	18,745,356	2,165,736
IFB Ser. 19-108, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 8/20/49	12,681,171	1,704,349
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 8/20/49	2,580,856	281,609
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 6/20/49	5,484,067	530,944
IFB Ser. 19-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 4/20/49	10,857,505	1,091,690
IFB Ser. 19-30, Class SH, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 3/20/49	15,333,223	1,823,962
IFB Ser. 19-21, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 2/20/49	7,457,427	808,385
IFB Ser. 19-119, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.894%, 9/16/49	20,033,664	4,116,186
FRB Ser. 20-47, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.874%, 2/20/49	40,967,473	5,018,515
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.874%, 10/20/49	3,057,498	581,781
IFB Ser. 10-31, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.75%), 3.624%, 3/20/40	11,015,182	1,294,284
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	6,253,873	1,000,620
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	4,258,068	665,323
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	19,742,516	2,489,918
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	3,182,647	514,316
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	2,506,186	292,974
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	528,107	35,336
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	717,826	80,332
Ser. 12-145, IO, 3.50%, 12/20/42	2,411,222	380,515
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	522,238	61,321
Ser. 12-136, IO, 3.50%, 11/20/42	6,680,604	984,305
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	8,766,804	1,433,079
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	3,319,329	211,275
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	1,731,666	57,442
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,511,808	76,199
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,887,309	206,154
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	1,317,721	6,984
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,147,057	20,074
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	4,240,548	250,998
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,401,248	792,245
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	46,220,383	6,990,833
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	1,483,882	72,117
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	1,563,329	76,447
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	2,959,620	153,604
Ser. 17-H18, Class CI, IO, 2.879%, 9/20/67(WAC)	8,539,983	651,873
Ser. 18-H17, Class GI, IO, 2.534%, 10/20/68(WAC)	17,770,819	894,067
Ser. 21-107, Class QI, IO, 2.50%, 6/20/51	69,040,673	10,060,559
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	33,316,721	4,320,846
Ser. 16-H27, Class BI, IO, 2.456%, 12/20/66(WAC)	6,915,446	333,421
FRB Ser. 15-H16, Class XI, IO, 2.285%, 7/20/65(WAC)	14,048,557	758,622
Ser. 18-H02, Class EI, IO, 2.129%, 1/20/68(WAC)	10,101,988	707,139
Ser. 16-H11, Class HI, IO, 2.092%, 1/20/66(WAC)	22,907,809	917,580
Ser. 17-H08, Class NI, IO, 1.975%, 3/20/67(WAC)	8,832,287	424,833
Ser. 15-H15, Class JI, IO, 1.963%, 6/20/65(WAC)	12,821,124	743,625
Ser. 17-H23, Class BI, IO, 1.873%, 11/20/67(WAC)	13,144,076	788,644
Ser. 15-H12, Class AI, IO, 1.86%, 5/20/65(WAC)	18,031,832	890,772
Ser. 15-H20, Class AI, IO, 1.823%, 8/20/65(WAC)	16,945,413	852,354
Ser. 15-H10, Class CI, IO, 1.81%, 4/20/65(WAC)	18,790,558	1,012,811
Ser. 19-H02, Class DI, IO, 1.805%, 11/20/68(WAC)	15,281,693	800,077
Ser. 15-H12, Class GI, IO, 1.803%, 5/20/65(WAC)	21,394,900	1,121,092
Ser. 18-H05, Class AI, IO, 1.797%, 2/20/68(WAC)	13,611,845	944,321
Ser. 20-H02, Class GI, IO, 1.763%, 1/20/70(WAC)	23,565,981	1,212,256
Ser. 19-H14, Class IB, IO, 1.715%, 8/20/69(WAC)	18,286,737	891,867
Ser. 15-H12, Class EI, IO, 1.705%, 4/20/65(WAC)	17,928,277	851,594
Ser. 15-H09, Class BI, IO, 1.667%, 3/20/65(WAC)	18,855,917	793,495
Ser. 17-H10, Class MI, IO, 1.649%, 4/20/67(WAC)	11,826,171	520,352
Ser. 15-H25, Class AI, IO, 1.61%, 9/20/65(WAC)	15,047,569	662,093
Ser. 15-H01, Class CI, IO, 1.573%, 12/20/64(WAC)	11,413,169	264,968
Ser. 16-H23, Class NI, IO, 1.57%, 10/20/66(WAC)	25,817,003	1,130,785
Ser. 15-H28, Class DI, IO, 1.569%, 8/20/65(WAC)	13,584,613	567,076
Ser. 15-H17, Class CI, IO, 1.557%, 6/20/65(WAC)	13,417,852	265,298
Ser. 14-H11, Class GI, IO, 1.497%, 6/20/64(WAC)	29,958,235	1,285,149
Ser. 14-H07, Class BI, IO, 1.473%, 5/20/64(WAC)	25,557,501	1,153,162
Ser. 16-H24, Class JI, IO, 1.455%, 11/20/66(WAC)	9,961,309	567,866
Ser. 10-H19, Class GI, IO, 1.41%, 8/20/60(WAC)	13,381,669	464,384
Ser. 17-H12, Class QI, IO, 1.325%, 5/20/67(WAC)	12,959,807	662,791
Ser. 15-H25, Class CI, IO, 1.029%, 10/20/65(WAC)	14,041,397	540,594
Ser. 15-H26, Class DI, IO, 1.018%, 10/20/65(WAC)	13,000,445	588,114
Ser. 16-H04, Class KI, IO, 0.98%, 2/20/66(WAC)	17,292,636	450,128
Ser. 16-H02, Class HI, IO, 0.922%, 1/20/66(WAC)	28,236,278	810,381
Ser. 15-H04, Class AI, IO, 0.851%, 12/20/64(WAC)	18,804,452	587,104
Ser. 17-H14, Class EI, IO, 0.75%, 6/20/67(WAC)	14,858,078	603,001
IFB Ser. 11-70, Class YI, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.00%), 0.15%, 12/20/40	4,016,306	14,476

		330,935,459
Commercial mortgage-backed securities (14.1%)
AREIT CRE Trust 144A FRB Ser. 20-CRE4, Class D, 4.748%, 4/15/37	5,659,000	5,666,357
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.843%, 7/15/49(WAC)	3,113,000	2,958,182
FRB Ser. 15-UBS7, Class B, 4.342%, 9/15/48(WAC)	7,695,000	7,485,831
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	135,528	4
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.228%, 3/15/63(WAC)	34,991,196	2,399,227
FRB Ser. 18-BN13, Class XA, IO, 0.493%, 8/15/61(WAC)	193,456,299	3,896,210
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	499,000	355,753
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	4,200,000	2,646,498
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	44,056	43,615
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.264%, 11/13/50(WAC)	3,594,000	3,271,136
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	416,000	321,001
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	333,800	340,509
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	3,258,000	2,785,590
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.112%, 3/10/47(WAC)	59,345,698	756,836
FRB Ser. 13-GC17, Class XA, IO, 0.995%, 11/10/46(WAC)	28,345,103	254,862
FRB Ser. 20-GC46, Class XA, IO, 0.983%, 2/15/53(WAC)	68,482,530	3,804,602
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.36%, 10/15/49(WAC)	5,580,525	166
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.281%, 5/15/45(WAC)	4,003,000	3,942,955
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	2,506,913	2,502,493
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47(WAC)	300,000	287,760
FRB Ser. 14-CR18, Class C, 4.748%, 7/15/47(WAC)	2,758,000	2,634,947
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	953,527
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	11,276,000	10,318,755
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,251,886
FRB Ser. 14-UBS6, Class C, 4.44%, 12/10/47(WAC)	504,000	482,982
FRB Ser. 14-UBS4, Class XA, IO, 1.09%, 8/10/47(WAC)	24,777,184	389,475
FRB Ser. 14-LC15, Class XA, IO, 1.054%, 4/10/47(WAC)	59,989,258	761,864
FRB Ser. 14-CR18, Class XA, IO, 0.989%, 7/15/47(WAC)	18,251,011	270,662
FRB Ser. 13-LC13, Class XA, IO, 0.968%, 8/10/46(WAC)	23,876,250	174,810
FRB Ser. 14-CR17, Class XA, IO, 0.952%, 5/10/47(WAC)	25,179,575	319,403
FRB Ser. 14-CR19, Class XA, IO, 0.936%, 8/10/47(WAC)	19,865,637	293,078
FRB Ser. 15-CR23, Class XA, IO, 0.875%, 5/10/48(WAC)	30,370,763	544,876
FRB Ser. 14-UBS6, Class XA, IO, 0.852%, 12/10/47(WAC)	43,784,309	670,250
FRB Ser. 14-LC17, Class XA, IO, 0.67%, 10/10/47(WAC)	15,784,226	184,470
FRB Ser. 19-GC44, Class XA, IO, 0.643%, 8/15/57(WAC)	90,033,047	2,874,845
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.281%, 5/15/45(WAC)	1,651,000	1,435,568
FRB Ser. 13-LC13, Class D, 5.25%, 8/10/46(WAC)	720,000	668,593
FRB Ser. 13-CR13, Class E, 4.878%, 11/10/46(WAC)	1,524,000	1,293,688
FRB Ser. 14-CR17, Class D, 4.846%, 5/10/47(WAC)	4,337,000	3,894,096
FRB Ser. 14-CR19, Class D, 4.697%, 8/10/47(WAC)	2,364,000	2,189,424
FRB Ser. 14-CR14, Class D, 4.593%, 2/10/47(WAC)	2,864,000	2,664,746
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	656,915
FRB Ser. 13-CR6, Class D, 4.085%, 3/10/46(WAC)	1,683,000	1,636,744
Ser. 13-LC6, Class E, 3.50%, 1/10/46	3,735,000	3,356,241
Ser. 15-LC19, Class D, 2.867%, 2/10/48	4,252,000	3,834,547
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	9,821,289	4,815,378
FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	6,133,090	16
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.259%, 4/15/50(WAC)	3,716,000	3,332,143
FRB Ser. 19-C17, Class XA, IO, 1.356%, 9/15/52(WAC)	60,101,443	4,153,430
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.759%, 4/15/50(WAC)	4,076,000	2,695,962
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.711%, 12/15/49(WAC)	100,658,658	2,466,137
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.363%, 8/10/44(WAC)	3,486,215	3,187,097
FREMF Mortgage Trust 144A FRB Ser. 18-KF43, Class B, (ICE LIBOR USD 1 Month + 2.15%), 3.937%, 1/25/28	3,250,375	3,112,278
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.459%, 2/10/46(WAC)	56,339,846	189,702
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	12,605,000	12,440,782
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.057%, 1/10/47(WAC)	5,144,000	3,806,560
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	3,264,000	3,168,994
FRB Ser. 13-GC12, Class XA, IO, 1.381%, 6/10/46(WAC)	27,473,022	144,508
FRB Ser. 14-GC18, Class XA, IO, 1.034%, 1/10/47(WAC)	32,718,605	369,720
FRB Ser. 14-GC22, Class XA, IO, 0.939%, 6/10/47(WAC)	51,414,900	589,755
GS Mortgage Securities Trust 144A Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	11,564,000	11,484,282
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.185%, 11/15/45(WAC)	7,601,000	7,554,368
FRB Ser. 13-C12, Class C, 4.095%, 7/15/45(WAC)	337,000	328,550
FRB Ser. 14-C25, Class XA, IO, 0.819%, 11/15/47(WAC)	24,960,601	376,431
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46(WAC)	4,371,000	3,354,738
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	5,853,000	3,389,349
FRB Ser. 14-C25, Class D, 3.938%, 11/15/47(WAC)	3,567,000	2,748,619
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,741,466
JPMDB Commercial Mortgage Securities Trust FRB Ser. 19-COR6, Class XA, IO, 0.933%, 11/13/52(WAC)	68,915,468	3,410,123
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,596,233	2,395,530
Ser. 13-LC11, Class B, 3.499%, 4/15/46	4,970,000	4,851,458
FRB Ser. 12-LC9, Class XA, IO, 1.38%, 12/15/47(WAC)	11,854,711	18,262
FRB Ser. 13-LC11, Class XA, IO, 1.213%, 4/15/46(WAC)	34,834,448	179,209
FRB Ser. 13-C10, Class XA, IO, 0.923%, 12/15/47(WAC)	57,902,948	138,967
FRB Ser. 13-C16, Class XA, IO, 0.848%, 12/15/46(WAC)	35,645,623	266,390
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.524%, 2/15/46(WAC)	1,395,000	1,011,177
FRB Ser. 11-C3, Class F, 5.524%, 2/15/46(WAC)	4,436,000	659,668
FRB Ser. 11-C4, Class C, 5.419%, 7/15/46(WAC)	82,584	82,241
FRB Ser. 12-C6, Class E, 4.95%, 5/15/45(WAC)	2,494,000	2,117,655
FRB Ser. 12-C8, Class D, 4.819%, 10/15/45(WAC)	4,721,000	4,673,790
FRB Ser. 12-C8, Class C, 4.77%, 10/15/45(WAC)	6,475,000	6,448,139
FRB Ser. 12-LC9, Class D, 4.362%, 12/15/47(WAC)	621,000	608,905
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,341,691
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42(WAC)	5,750,000	4,427,036
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.044%, 2/15/47(WAC)	4,290,000	4,230,314
FRB Ser. 15-C27, Class C, 4.501%, 12/15/47(WAC)	4,000,000	3,797,945
FRB Ser. 15-C21, Class C, 4.129%, 3/15/48(WAC)	300,000	260,307
FRB Ser. 13-C7, Class XA, IO, 1.261%, 2/15/46(WAC)	43,964,046	53,988
FRB Ser. 15-C26, Class XA, IO, 0.978%, 10/15/48(WAC)	33,104,734	685,731
FRB Ser. 13-C12, Class XA, IO, 0.569%, 10/15/46(WAC)	101,037,791	411,668
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.71%, 8/15/45(WAC)	508,000	503,733
FRB Ser. 13-C11, Class D, 4.35%, 8/15/46(WAC)	3,329,000	234,082
FRB Ser. 13-C11, Class F, 4.35%, 8/15/46(WAC)	6,212,000	57,337
FRB Ser. 13-C10, Class E, 4.073%, 7/15/46(WAC)	4,172,000	1,482,729
FRB Ser. 13-C10, Class F, 4.073%, 7/15/46(WAC)	2,331,000	524,475
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,874,140
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 0.965%, 11/15/49(WAC)	23,560,825	751,880
FRB Ser. 18-H4, Class XA, IO, 0.832%, 12/15/51(WAC)	55,484,436	2,243,363
FRB Ser. 18-H3, Class XA, IO, 0.822%, 7/15/51(WAC)	56,572,979	1,927,300
FRB Ser. 16-UB12, Class XA, IO, 0.654%, 12/15/49(WAC)	66,439,004	1,538,395
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	1,406,000	1,005,149
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 6.009%, 3/25/50	6,355,000	5,878,375
FRB Ser. 19-01, Class M10, 5.509%, 10/15/49	17,432,128	16,299,204
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 5.413%, 1/19/37	5,659,000	5,609,201
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.005%, 12/15/50(WAC)	71,025,066	2,730,346
FRB Ser. 18-C12, Class XA, IO, 0.782%, 8/15/51(WAC)	123,226,892	4,744,075
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class D, 6.444%, 5/10/45(WAC)	724,790	652,624
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	2,565,000	26
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	4,129,000	4,035,758
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	368,000	365,715
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,319,000	1,154,802
FRB Ser. 12-C4, Class XA, IO, 1.544%, 12/10/45(WAC)	16,794,608	14,450
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.448%, 1/10/45(WAC)	5,657,000	5,006,445
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.167%, 11/15/48(WAC)	2,199,695	924
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.103%, 10/15/44(WAC)	2,716,079	2,501,508
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.989%, 8/15/51(WAC)	6,689,000	6,323,386
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	2,112,000	1,887,533
FRB Ser. 19-C50, Class XA, IO, 1.43%, 5/15/52(WAC)	113,486,459	8,374,279
FRB Ser. 20-C55, Class XA, IO, 1.302%, 2/15/53(WAC)	65,201,673	4,785,575
FRB Ser. 17-C41, Class XA, IO, 1.159%, 11/15/50(WAC)	80,553,644	3,784,813
FRB Ser. 14-LC16, Class XA, IO, 1.084%, 8/15/50(WAC)	58,719,637	873,079
Wells Fargo Commercial Mortgage Trust 144A
Ser. 16-C33, Class D, 3.123%, 3/15/59	4,877,000	4,191,484
Ser. 19-C50, Class D, 3.00%, 5/15/52	7,170,000	5,074,350
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C12, Class C, 4.315%, 3/15/48(WAC)	227,000	223,987
FRB Ser. 14-C22, Class XA, IO, 0.787%, 9/15/57(WAC)	29,017,387	200,452
FRB Ser. 13-C14, Class XA, IO, 0.654%, 6/15/46(WAC)	73,946,809	243,810
FRB Ser. 14-C23, Class XA, IO, 0.555%, 10/15/57(WAC)	55,593,315	528,081
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	3,873,000	3,736,406
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	3,029,983
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	125,839
Ser. 11-C4, Class E, 4.842%, 6/15/44(WAC)	1,776,768	1,330,064
FRB Ser. 11-C4, Class C, 4.842%, 6/15/44(WAC)	2,866,337	2,730,132
FRB Ser. 12-C7, Class D, 4.694%, 6/15/45(WAC)	4,142,000	1,450,585
FRB Ser. 12-C10, Class D, 4.403%, 12/15/45(WAC)	1,105,000	806,867
FRB Ser. 12-C10, Class E, 4.403%, 12/15/45(WAC)	3,645,000	956,738
FRB Ser. 12-C9, Class XA, IO, 1.792%, 11/15/45(WAC)	16,763,101	1,120
FRB Ser. 12-C10, Class XA, IO, 1.459%, 12/15/45(WAC)	32,256,466	41,030
FRB Ser. 13-C11, Class XA, IO, 1.108%, 3/15/45(WAC)	16,403,262	29,098

		318,861,182
Residential mortgage-backed securities (non-agency) (8.8%)
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	2,777,848
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	144,682
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 10.759%, 8/26/30 (Bermuda)	1,278,000	1,339,052
FRB Ser. 20-2A, Class M1C, (ICE LIBOR USD 1 Month + 4.00%), 6.259%, 8/26/30 (Bermuda)	692,019	695,349
FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 5.609%, 10/25/27 (Bermuda)	3,184,280	3,182,455
FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 4.759%, 10/25/29 (Bermuda)	6,026,000	6,012,051
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 3.914%, 11/25/69	3,000,000	3,000,000
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	5,014,114
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	2,007,273
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M3, 3.735%, 6/25/36(WAC)	2,000,000	1,845,020
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (ICE LIBOR USD 1 Month + 0.30%), 2.559%, 8/25/35	692,971	634,137
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	2,363,504
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	175,000	171,360
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	78,304	75,920
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	3,694,000	3,570,931
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 5.259%, 11/25/28	1,210,000	1,178,857
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 3.959%, 11/25/28 (Bermuda)	1,755,056	1,735,207
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	131,000	126,012
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 8.609%, 9/25/28	254,062	273,558
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (ICE LIBOR USD 1 Month + 5.15%), 7.409%, 10/25/29	2,692,000	2,819,753
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 7.409%, 11/25/28	172,750	180,148
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 7.259%, 12/25/28	130,600	137,260
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 6.959%, 4/25/28	108,675	112,508
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 6.709%, 4/25/30	1,000,000	1,024,769
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 6.709%, 3/25/30	1,290,000	1,315,753
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (ICE LIBOR USD 1 Month + 3.60%), 5.859%, 4/25/24	1,252,979	1,277,992
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2B, (ICE LIBOR USD 1 Month + 3.55%), 5.809%, 8/25/29	7,511,000	7,679,558
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (ICE LIBOR USD 1 Month + 3.45%), 5.709%, 10/25/29	206,708	209,448
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2B, (ICE LIBOR USD 1 Month + 2.65%), 4.909%, 12/25/29	1,565,000	1,536,635
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,290,259
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (ICE LIBOR USD 1 Month + 2.30%), 4.559%, 9/25/30	71,383	71,189
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.65%), 6.909%, 1/25/49	10,684,210	10,992,327
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 6.764%, 3/25/42	12,846,000	12,665,359
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (ICE LIBOR USD 1 Month + 4.35%), 6.609%, 3/25/49	700,000	715,004
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 6.159%, 9/25/48	1,280,000	1,273,415
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 5.959%, 12/25/30	7,040,000	7,022,354
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class M2, (ICE LIBOR USD 1 Month + 3.60%), 5.859%, 7/25/50	367,475	367,820
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M2, (ICE LIBOR USD 1 Month + 3.15%), 5.409%, 9/25/50	58,413	58,595
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 5.359%, 3/25/50	3,551,471	3,536,075
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (ICE LIBOR USD 1 Month + 2.50%), 4.759%, 2/25/50	5,000,000	4,637,530
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	2,980,119
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,474,000	2,225,856
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 4.409%, 11/25/48	928,000	885,660
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (ICE LIBOR USD 1 Month + 2.05%), 4.309%, 7/25/49	312,139	310,188
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 4.159%, 1/25/50	1,201,563	1,189,826
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (ICE LIBOR USD 1 Month + 1.85%), 4.109%, 2/25/50	1,268,789	1,260,859
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 9.009%, 8/25/28	35,296	37,572
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 8.259%, 9/25/28	91,292	95,401
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.959%, 4/25/28	34,121	35,698
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 7.759%, 9/25/29	390,000	422,041
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 7.559%, 10/25/28	77,603	81,489
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 7.109%, 10/25/29	5,177,000	5,468,777
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 6.759%, 12/25/30	331,600	344,041
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 6.509%, 1/25/31	5,684,000	5,821,906
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 6.409%, 2/25/30	2,480,000	2,554,684
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month + 4.00%), 6.259%, 5/25/30	2,975,000	3,057,585
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 5.859%, 1/25/30	648,000	650,825
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (ICE LIBOR USD 1 Month + 2.85%), 5.109%, 11/25/29	3,506,184	3,523,905
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (ICE LIBOR USD 1 Month + 2.00%), 4.259%, 3/25/31	142,944	142,727
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (ICE LIBOR USD 1 Month + 1.35%), 3.609%, 9/25/29	78,141	77,763
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 3.509%, 7/25/29	55,345	55,207
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 3.259%, 5/25/30	201,076	199,997
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 8.009%, 7/25/29	61,000	66,467
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (ICE LIBOR USD 1 Month + 4.35%), 6.609%, 4/25/31	4,500,000	4,511,251
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 6.409%, 8/25/31	1,586,000	1,588,371
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 5.909%, 2/25/40	5,000,000	4,843,359
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 2M2, (ICE LIBOR USD 1 Month + 3.65%), 5.909%, 2/25/40	1,600,000	1,546,140
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.709%, 7/25/31	204,305	204,177
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 4.659%, 4/25/31	67,551	67,467
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 4.514%, 1/25/42	884,000	839,282
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 4.409%, 11/25/39	1,187,435	1,156,451
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 4.409%, 9/25/31	228,667	228,222
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 4.359%, 9/25/39	84,888	84,888
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 4.309%, 1/25/40	1,874,890	1,864,775
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month + 2.00%), 4.259%, 1/25/40	1,126,783	1,119,037
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	2,240,883	2,157,558
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, 3.822%, 7/25/59(WAC)	1,125,000	1,061,892
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.60%), 3.859%, 10/25/28 (Bermuda)	108,583	108,319
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.449%, 8/26/47(WAC)	3,702,353	3,652,190
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	3,200,000	3,027,141
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	995,620	945,823
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 5.459%, 2/25/29 (Bermuda)	5,630,000	5,371,242
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 4.959%, 3/25/28 (Bermuda)	3,160,000	3,115,649
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	881,501	880,097
Toorak Mortgage Corp., Ltd. Ser. 19-2, Class A2, 4.213%, 9/25/22	1,500,000	1,500,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	7,930,980	7,889,850
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	6,534,000	6,253,793
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	1,102,000	1,088,808
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	4,177,000	3,685,476
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	1,990,000	1,916,323
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,909,000	1,884,471
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	728,704	725,988
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (ICE LIBOR USD 1 Month + 0.86%), 3.119%, 10/25/45	987,325	938,473
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD 1 Month + 0.86%), 3.119%, 10/25/45	3,332,114	3,163,060
FRB Ser. 05-AR17, Class A1B2, (ICE LIBOR USD 1 Month + 0.82%), 3.079%, 12/25/45	1,613,396	1,414,141
FRB Ser. 05-AR2, Class 2A1B, (ICE LIBOR USD 1 Month + 0.74%), 2.999%, 1/25/45	348,946	333,034
FRB Ser. 05-AR17, Class A1B3, (ICE LIBOR USD 1 Month + 0.70%), 2.959%, 12/25/45	480,036	441,982

		199,168,417

Total mortgage-backed securities (cost $982,455,178)		$848,965,058

CORPORATE BONDS AND NOTES (29.5%)(a)
	Principal amount	Value
Basic materials (2.1%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	$230,000	$218,516
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	90,000	86,911
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	90,000	81,671
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	3,240,000	3,229,935
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	7,800,000	7,922,067
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	204,284
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	4,317,000	3,944,659
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	46,000	46,465
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	540,000	473,526
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	170,000	163,098
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29 (Indonesia)	485,000	476,294
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	50,000	50,725
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	230,000	209,108
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	5,480,000	4,551,720
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	210,000	193,401
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	490,000	441,709
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28	90,000	83,138
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	6,403,000	6,089,234
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	50,000	44,188
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	363,770
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	1,225,000	1,224,459
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	1,351,000	1,159,081
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	201,180
International Paper Co. sr. unsec. bonds 5.00%, 9/15/35	405,000	424,373
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	90,000	84,263
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	280,000	234,850
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	180,000	153,900
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	2,560,000	2,541,334
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	220,000	217,056
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	3,141,000	2,289,438
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	220,025
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	6,396,000	6,315,216
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	239,190
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,903,000	2,322,364
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	1,270,000	1,155,956
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	180,000	172,350

		47,829,454
Capital goods (1.4%)
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	90,000	80,190
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	200,000	172,000
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	470,000	461,408
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	90,000	90,826
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	6,003,000	5,321,654
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	6,158,000	5,608,324
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	3,373,000	3,423,129
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	90,000	87,314
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	90,000	89,314
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	90,000	81,000
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	175,000	157,882
Howmet Aerospace, Inc. sr. unsec. unsub. notes 5.90%, 2/1/27	90,000	93,546
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	5,145,000	4,616,094
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	1,282,000	1,293,794
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	4,440,000	4,402,196
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	250,000	247,676
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	2,833,000	2,774,861
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,182,000	2,142,254
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	270,000	245,956
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	200,000	181,500
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	90,000	88,447
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	90,000	80,314
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	180,000	180,866
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	515,000	478,773
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	90,000	90,876
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	40,000	36,754
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	80,000	82,881

		32,609,829
Communication services (3.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	3,492,000	3,023,284
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	5,081,000	4,532,303
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	350,000	327,894
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	5,070,000	4,729,366
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	414,845
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	3,367,000	3,396,360
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	3,920,000	3,318,716
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	6,198,000	6,328,161
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	340,000	302,326
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	345,000	332,925
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 3.50%, 6/1/41	510,000	373,350
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	3,543,000	2,997,539
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	303,000	301,629
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,284,000	1,289,325
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	1,023,000	844,155
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,716,000	2,752,426
Comcast Corp. company guaranty sr. unsec. notes 3.30%, 2/1/27	9,045,000	8,995,614
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	470,000	450,006
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	2,822,000	2,743,709
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	200,000	195,042
Cox Communications, Inc. 144A sr. unsec. notes 2.60%, 6/15/31	520,000	451,245
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	1,502,000	1,461,192
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,331,000	1,294,462
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	3,817,000	3,498,748
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	170,000	147,050
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	80,000	65,802
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	4,986,000	4,595,229
Equinix, Inc. sr. unsec. sub. notes 1.45%, 5/15/26(R)	555,000	505,398
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	270,000	246,065
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	40,000	39,406
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	440,000	404,265
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	180,000	202,050
T-Mobile USA, Inc. company guaranty sr. bonds 3.00%, 2/15/41	500,000	387,660
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	174,000	167,375
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	8,218,000	8,087,934
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	2,562,000	2,240,190
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	90,000	89,833
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	1,606,000	1,427,051
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	310,000	317,951
Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	4,060,000	4,158,739

		77,436,620
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 5.159%, perpetual maturity	2,159,000	2,013,268

		2,013,268
Consumer cyclicals (3.0%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	90,000	81,000
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	3,093,000	2,926,752
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	4,152,000	3,728,770
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,061,000	1,048,854
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	6,131,000	5,516,392
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	925,000	865,680
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	210,000	207,741
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	150,000	143,139
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	5,424,000	4,691,760
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	4,495,000	4,624,873
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	250,000	254,344
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	843,000	703,674
Ford Motor Co. sr. unsec. unsub. notes 6.625%, 10/1/28	80,000	84,159
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	507,000	430,017
Ford Motor Co., LLC sr. unsec. unsub. notes 3.664%, 9/8/24	200,000	193,815
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29	1,880,000	1,579,538
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	2,542,000	2,431,774
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	1,444,000	1,249,329
General Motors Co. sr. unsec. bonds 5.00%, 4/1/35	520,000	486,188
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	490,000	468,514
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	1,192,000	1,080,797
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	260,675
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26	80,000	77,867
Hyatt Hotels Corp. sr. unsec. notes 6.00%, 4/23/30	410,000	422,033
iHeartCommunications, Inc. 144A company guaranty sr. notes 5.25%, 8/15/27	250,000	228,550
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	1,790,000	1,508,491
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	90,000	74,475
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	6,043,000	6,097,983
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	5,219,000	4,836,614
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	90,000	77,454
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	90,000	83,138
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	240,000	244,666
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	1,613,000	1,560,988
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	767,000	732,485
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	40,000	36,896
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	160,000	156,800
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	230,000	229,703
Paramount Global sr. unsec. notes 4.75%, 5/15/25	115,000	116,817
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	1,544,000	1,495,091
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	3,250,000	2,973,148
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	1,590,000	1,312,608
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27	425,000	406,121
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	40,000	40,696
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	180,000	147,600
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	175,000	156,998
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	50,000	42,507
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	7,805,000	6,790,350
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	255,000	236,895
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	3,456,000	3,408,480
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	45,000	46,278
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	90,000	73,800
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	50,000	40,658
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	210,000	186,212
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	40,000	40,270
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	50,000	41,313
Vulcan Materials Co. sr. unsec. unsub. bonds 4.70%, 3/1/48	385,000	363,961
Walt Disney Co. (The) company guaranty sr. unsec. bonds 6.65%, 11/15/37	325,000	406,438
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	330,000	330,866

		68,083,035
Consumer staples (1.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	190,000	178,600
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	82,350
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	290,000	291,752
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	4,734,000	5,201,826
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	505,000	405,231
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,975,000	2,829,087
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,087,000	1,301,327
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	976,000	1,015,943
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	1,310,000	1,300,352
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	2,402,000	2,246,591
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	63,000	64,169
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	3,148,000	3,082,465
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	8,476,000	8,428,196
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	180,000	170,456
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	90,000	93,151
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	435,000	431,903
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	1,723,000	1,787,440
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	7,243,000	7,242,710
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	98,000	96,677
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26	40,000	39,486
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	90,000	81,447

		36,371,159
Energy (1.3%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	220,000	239,250
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	80,000	71,150
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	2,613,000	2,657,416
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	83,627
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,388,000	1,211,030
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	4,989,000	4,802,426
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	80,000	78,881
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	255,000	230,463
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	40,000	37,154
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	155,000	158,488
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	80,000	82,000
Devon Energy Corp. sr. unsec. notes 5.25%, 9/15/24	445,000	454,714
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	3,298,000	3,259,540
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	1,690,000	1,600,681
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29	90,000	83,318
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	249,000	249,383
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	90,000	87,359
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	80,000	79,081
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	240,000	234,090
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	90,000	80,174
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	90,000	82,985
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	2,695,000	2,737,554
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	365,000	373,814
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	3,484,000	3,980,470
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	415,000	461,534
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	390,000	417,928
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	80,744
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)	890,000	734,600
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	136,000	133,280
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	826,000	661,626
Pioneer Natural Resources Co. sr. unsec. sub. notes 1.90%, 8/15/30	625,000	527,965
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	2,342,000	2,382,675
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	90,000	87,975
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,940,000	1,764,101
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	40,000	36,571
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	90,000	87,846

		30,331,893
Financials (10.9%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)	7,400,000	5,970,114
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	495,000	408,577
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	7,025,000	5,900,018
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	1,821,000	1,741,959
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	2,015,000	1,750,132
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	153,413
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	2,385,000	2,697,841
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	345,000	344,437
American International Group, Inc. sr. unsec. sub. notes 2.50%, 6/30/25	310,000	298,532
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	1,550,594
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	7,419,000	6,983,043
Athene Global Funding 144A notes 2.55%, 11/19/30	495,000	411,209
Athene Global Funding 144A notes 1.73%, 10/2/26	519,000	462,217
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	3,725,000	3,033,078
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	240,000	239,006
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	7,600,000	7,654,902
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,528,000	1,480,339
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	6,094,000	5,320,408
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	5,800,000	5,243,601
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	8,636,000	8,611,805
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	1,405,000	1,409,871
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	410,000	392,025
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	510,000	476,455
Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.125%, 3/15/26	3,768,000	3,778,859
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)	200,000	207,955
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	1,165,000	938,192
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	2,600,000	2,581,479
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	1,717,000	1,459,824
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,662,000	3,616,110
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	5,031,000	3,957,187
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	440,000	440,379
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	7,860,000	7,162,425
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,590,000	1,490,968
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	14,958,000	14,990,648
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	200,000	203,558
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	200,000	200,794
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	1,750,000	1,459,317
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	2,470,000	2,346,528
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)	640,000	657,600
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	8,075,000	7,334,232
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	200,000	191,695
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	405,455
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	7,000,000	6,806,138
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	299,819
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	450,000	403,241
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	5,280,000	5,244,241
Discover Bank unsec. sub. FRN Ser. BKNT, 4.682%, 8/9/28	490,000	477,142
EPR Properties sr. unsec. notes 3.60%, 11/15/31(R)	630,000	518,070
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	2,898,000	2,904,186
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	392,000	391,043
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	2,027,000	1,315,019
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	310,000	300,127
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	4,389,000	4,659,215
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	280,000	281,723
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	475,000	424,450
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	1,560,000	1,548,206
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	90,000	77,625
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	3,962,000	3,337,985
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	5,229,000	5,170,900
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	930,000	924,990
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	1,822,000	1,610,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	90,000	80,991
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	262,226
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	3,651,000	2,851,865
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	1,826,000	1,507,655
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	1,193,000	1,200,932
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	5,270,000	3,968,152
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	330,000	323,994
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	3,715,000	3,543,181
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 2.411%, 5/15/47	2,598,000	2,039,430
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	2,977,000	2,665,449
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	1,440,000	1,363,247
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	8,000,000	7,151,358
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	2,052,000	1,967,324
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	255,000	217,653
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	730,000	737,485
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	4,438,000	3,182,489
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	90,000	83,700
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	260,000	261,415
MassMutual Global Funding II 144A sr. notes 2.75%, 6/22/24	200,000	196,848
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	5,780,000	5,366,332
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	1,881,000	2,075,416
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	370,000	367,197
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	12,164,000	12,263,612
Morgan Stanley unsec. sub. notes Ser. MTN, 4.10%, 5/22/23	60,000	60,229
MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. bonds 3.50%, 3/15/31	495,000	426,168
NatWest Group PLC unsec. sub. notes 6.00%, 12/19/23 (United Kingdom)	360,000	366,882
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	165,000	140,305
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	100,000	81,458
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	6,835,000	6,779,895
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	460,000	469,558
Service Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)	90,000	81,845
SITE Centers Corp. sr. unsec. unsub. notes 4.70%, 6/1/27	455,000	451,920
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)	200,000	175,000
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	4,892,000	4,104,944
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	200,000	197,119
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	90,000	89,392
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	520,000	484,836
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	2,236,000	2,120,953
UBS Group AG 144A sr. unsec. unsub. notes 4.125%, 9/24/25 (Switzerland)	4,400,000	4,420,500
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	2,615,000	2,098,812
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,361,000	1,356,556
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	5,783,000	4,876,158
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	2,870,000	2,819,161
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	1,625,000	1,488,080
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	2,763,000	2,559,229
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	390,000	384,254
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	1,962,000	1,816,817
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	2,365,000	1,763,756

		245,942,742
Health care (1.4%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	440,000	441,134
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	985,000	967,078
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	80,000	68,200
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	90,000	71,663
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	3,100,000	3,070,802
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	560,000	478,460
Bristol-Myers Squibb Co. sr. unsec. notes 1.125%, 11/13/27	10,366,000	9,367,503
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	440,000	406,959
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	80,000	78,500
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	90,000	82,800
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	1,532,000	1,367,635
CVS Health Corp. sr. unsec. unsub. notes 4.30%, 3/25/28	445,000	452,338
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	420,000	425,358
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	4,020,000	3,725,511
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28	80,000	81,800
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	300,000	304,407
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	2,736,000	2,719,603
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	155,000	159,883
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	40,000	36,500
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	515,000	436,960
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	192,570
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31	200,000	187,250
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	90,000	82,804
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	183,484
UnitedHealth Group, Inc. sr. unsec. unsub. notes 0.55%, 5/15/24	420,000	401,279
Universal Health Services, Inc. 144A company guaranty sr. notes 2.65%, 10/15/30	495,000	404,483
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	3,457,000	3,460,855
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	2,388,000	2,075,317

		31,731,136
Technology (2.3%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	4,497,000	3,127,165
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	240,000	237,522
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	11,085,000	11,037,627
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	2,098,000	2,076,120
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	3,267,000	3,099,666
Broadcom, Inc. company guaranty sr. unsec. notes 4.75%, 4/15/29	425,000	428,756
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	5,034,000	5,087,200
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	4,428,000	4,197,918
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	90,000	87,489
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	90,000	82,209
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	180,000	168,300
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	240,000	240,922
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	2,555,000	2,134,531
Microsoft Corp. sr. unsec. unsub. bonds 3.45%, 8/8/36	198,000	197,392
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 5/1/23	340,000	338,229
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	90,000	82,170
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	40,000	37,031
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	1,520,000	1,177,256
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	6,008,000	4,664,605
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	500,000	430,913
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	230,000	222,371
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	4,443,000	3,487,767
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	2,559,000	2,045,675
salesforce.com, Inc. sr. unsec. notes 0.625%, 7/15/24	250,000	238,953
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	5,214,000	4,530,366
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	520,000	423,704
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	90,000	78,075
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	90,000	79,727
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	520,000	468,295
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	40,000	39,415
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	1,330,000	1,283,260

		51,830,629
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	90,000	88,514
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.45%, 1/29/26	507,000	508,323
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	2,710,000	2,711,257
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	198,292

		3,506,386
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	130,000	117,399
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	3,837,000	3,243,269
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	260,000	236,291
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	1,110,000	972,930
Berkshire Hathaway Energy Co. sr. unsec. notes 4.05%, 4/15/25	210,000	214,599
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	878,000	770,715
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	90,000	83,772
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	90,000	87,300
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity	340,000	316,200
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	2,957,000	2,894,126
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	260,000	261,095
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	230,000	209,970
Energy Transfer LP company guaranty sr. unsec. notes 4.95%, 6/15/28	435,000	438,565
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	7,634,000	7,334,114
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,463,000	1,872,497
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 3.125%, 7/31/29	455,000	424,054
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	5,283,000	4,791,532
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.95%, 2/15/27	270,000	271,636
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	3,900,000	3,714,054
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	1,844,000	1,805,436
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	3,112,000	2,659,920
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	2,263,000	2,258,331
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	2,246,000	1,859,964
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	2,137,000	1,976,362
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	1,580,000	1,531,049
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	90,000	88,586

		40,433,766

Total corporate bonds and notes (cost $729,555,974)		$668,119,917

ASSET-BACKED SECURITIES (3.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$8,456,000	$8,434,861
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 4.259%, 11/25/55	4,963,000	4,720,696
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 3.059%, 11/25/53	2,442,000	2,442,000
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.009%, 4/25/55	2,618,000	2,618,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (ICE LIBOR USD 1 Month + 0.50%), 2.372%, 9/10/22	5,877,000	5,877,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (ICE LIBOR USD 1 Month + 1.45%), 2.913%, 8/15/22	8,690,000	8,690,000
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	1,125,631	1,080,529
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 3.507%, 5/29/23	9,138,000	9,138,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 3.187%, 5/25/23	9,138,000	9,138,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.009%, 8/8/22	11,580,000	11,580,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.959%, 12/8/22	3,503,000	3,503,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD 1 Month + 0.62%), 2.879%, 11/7/22	10,160,000	10,160,000

Total asset-backed securities (cost $77,435,729)		$77,382,086

COLLATERALIZED LOAN OBLIGATIONS (3.2%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 3.612%, 4/15/34 (Cayman Islands)	$6,005,000	$5,821,133
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (ICE LIBOR USD 3 Month + 1.16%), 3.87%, 10/20/34 (Cayman Islands)	4,765,000	4,624,809
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 3.91%, 7/20/34 (Cayman Islands)	2,735,000	2,661,882
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 3.70%, 4/20/34 (Cayman Islands)	3,471,000	3,335,923
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A, Class AR, (CME TERM SOFR 3 Month + 1.30%), 3.777%, 1/20/35 (Cayman Islands)	2,900,000	2,818,463
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 4.009%, 11/22/34 (Cayman Islands)	2,910,000	2,800,665
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 10/15/34 (Cayman Islands)	250,000	242,523
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (ICE LIBOR USD 3 Month + 1.03%), 3.812%, 4/30/31	605,000	595,351
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-1A, Class A1R2, (ICE LIBOR USD 3 Month + 0.97%), 3.71%, 4/17/31 (Cayman Islands)	249,242	245,057
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 3.82%, 4/20/32 (Cayman Islands)	2,863,000	2,800,928
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 3.739%, 7/27/30 (Cayman Islands)	3,530,000	3,468,691
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 10/20/34	3,161,000	3,057,534
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 10/20/34 (Cayman Islands)	2,642,000	2,566,727
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 3.94%, 4/16/34 (Cayman Islands)	3,154,000	3,056,712
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (ICE LIBOR USD 3 Month + 1.64%), 4.35%, 7/20/31 (Cayman Islands)	3,750,000	3,610,080
HPS Loan Management, Ltd. 144A FRB Ser. 18-2016, Class A2R, (ICE LIBOR USD 3 Month + 1.70%), 4.438%, 7/19/30 (Cayman Islands)	2,122,000	2,038,141
Jamestown CLO VI, Ltd. 144A FRB Ser. 18-6RA, Class A2B, (ICE LIBOR USD 3 Month + 1.78%), 4.563%, 4/25/30 (Cayman Islands)	3,443,000	3,319,889
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 3.59%, 4/20/28 (Cayman Islands)	2,505,591	2,485,618
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 3.832%, 4/15/32 (Cayman Islands)	1,976,000	1,927,486
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 3.802%, 1/15/35 (Cayman Islands)	250,000	241,251
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	1,777,000	1,741,378
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 3.662%, 7/15/34 (Cayman Islands)	3,917,000	3,807,418
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 3.411%, 5/15/32 (Cayman Islands)	2,362,000	2,264,317
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 3.672%, 10/15/34 (Cayman Islands)	2,560,000	2,455,314
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 7/20/34 (Cayman Islands)	250,000	242,895
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 3.632%, 4/15/36 (Cayman Islands)	4,023,000	3,910,368
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 7/20/34 (Cayman Islands)	3,850,000	3,691,481
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 4.002%, 7/15/32	1,858,000	1,822,607

Total collateralized loan obligations (cost $73,484,129)		$71,654,641

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485	$269,809,400	$180,772
Deutsche Bank AG
(1.50)/3 month USD-LIBOR-ICE/Feb-57	Feb-27/1.50	10,500,000	2,649,255
1.50/3 month USD-LIBOR-ICE/Feb-57	Feb-27/1.50	10,500,000	358,470
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00	18,691,900	2,211,065
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00	18,691,900	2,136,858
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75	18,691,900	1,831,246

Total purchased swap options outstanding (cost $9,966,055)			$9,367,666

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Call)	Aug-22/$100.25	$203,468,720	$200,000,000	$3,003,400

Total purchased options outstanding (cost $1,500,000)				$3,003,400

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
		Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		$558,000	$501,630
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		530000	484,950
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		410,000	374,198
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		200,000	180,318
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		780,000	703,950
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		420,000	351,225
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		460,000	417,054
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		750,000	766,868
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		581,000	557,093
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		290,000	251,575
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	178,500
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		420,000	344,900
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	310,000	259,872
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		$1,016,000	869,933
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		330,000	351,400

Total foreign government and agency bonds and notes (cost $7,471,510)			$6,593,466

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,012,922
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	879,608
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	943,254

Total municipal bonds and notes (cost $2,293,828)		$2,835,784

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 7.46%, 4/20/28	$110,000	$108,213
AmWINS Group, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 4.622%, 2/19/28	119,094	115,210
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 5.759%, 3/11/28	59,548	55,082
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 3 Month + 3.25%), 5.622%, 7/31/27	119,095	111,771
Buckeye Partners LP bank term loan FRN (ICE LIBOR USD 3 Month + 2.25%), 4.623%, 11/1/26	59,547	58,315
Calpine Construction Finance Co. LP bank term loan FRN (ICE LIBOR USD 3 Month + 2.00%), 4.372%, 1/15/25	119,065	116,163
CommScope, Inc. bank term loan FRN Ser. B2, (ICE LIBOR USD 3 Month + 3.25%), 5.622%, 2/7/26	119,082	111,937
Core & Main LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 4.80%, 6/10/28	119,100	114,746
CSC Holdings, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 4.249%, 7/17/25	118,747	114,244
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 7.372%, 7/22/27	102,575	96,634
Gray Television, Inc. bank term loan FRN Ser. C, (ICE LIBOR USD 3 Month + 2.50%), 4.873%, 1/2/26	60,000	58,340
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.00%), 4.372%, 11/15/27	113,045	107,864
Messer Industries USA, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 4.75%, 3/1/26	118,934	115,154
Plantronics, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 4.872%, 7/2/25	60,000	59,625
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.825%, 6/9/28	59,700	57,246
Sabre GLBL, Inc. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month Plus CSA + 4.25%), 6.677%, 6/30/28	59,695	57,960
Spectrum Brands, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.00%), 4.38%, 3/3/28	119,095	114,183
SS&C Technologies, Inc. bank term loan FRN Ser. B5, (ICE LIBOR USD 3 Month + 1.75%), 4.122%, 4/16/25	117,635	114,791
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 10/1/25	111,921	108,339
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.125%, 5/3/26	228,240	219,110
TransDigm, Inc. bank term loan FRN Ser. F, (ICE LIBOR USD 3 Month + 2.25%), 4.622%, 12/9/25	228,244	221,326
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.533%, 4/21/28	109,171	104,886
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 4.548%, 3/2/27	119,093	113,117
Virgin Media Bristol, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 2.50%), 4.499%, 1/31/28	60,000	58,417

Total senior loans (cost $2,604,596)		$2,512,673

SHORT-TERM INVESTMENTS (25.8%)(a)
		Principal amount/shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 2.799%, 10/25/22		$10,000,000	$9,931,336
Chariot Funding, LLC asset backed commercial paper 1.956%, 8/19/22		10,000,000	9,986,338
FMS Wertmanagement commercial paper 2.449%, 9/26/22 (Germany)		10,000,000	9,962,044
Interest in $394,950,000 joint tri-party repurchase agreement dated 7/29/2022 with Citigroup Global Markets, Inc. due 8/1/2022 - maturity value of $74,414,260 for an effective yield of 2.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 4.500% and due dates ranging from 6/1/2052 to 7/1/2052, valued at $402,870,343)		74,400,000	74,400,000
Liberty Street Funding, LLC asset backed commercial paper 2.575%, 10/20/22 (Canada)		8,150,000	8,098,233
Lloyds Bank PLC commercial paper 2.429%, 9/19/22 (United Kingdom)		10,000,000	9,964,857
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.820%, 10/25/22 (Japan)		10,000,000	9,931,287
Matchpoint Finance PLC asset backed commercial paper 1.475%, 8/17/22 (Ireland)		10,000,000	9,987,671
NRW.Bank commercial paper 2.450%, 9/28/22 (Germany)		10,000,000	9,958,351
Putnam Short Term Investment Fund Class P 1.93%(AFF)	Shares	196,384,390	196,384,390
Societe Generale SA commercial paper 2.058%, 8/31/22 (France)		$12,000,000	11,974,216
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	28,456,000	28,456,000
TotalEnergies Capital Canada, Ltd. commercial paper 2.375%, 8/29/22 (Canada)		$10,000,000	9,979,480
U.S. Treasury Bills 2.084%, 9/6/22(SEGSF)		1,600,000	1,596,659
U.S. Treasury Bills 2.084%, 9/1/22(SEG)(SEGSF)(SEGCCS)		39,500,000	39,427,550
U.S. Treasury Bills 1.894%, 8/25/22(SEG)(SEGSF)(SEGCCS)		36,500,000	36,450,117
U.S. Treasury Bills 1.645%, 8/18/22(SEG)(SEGSF)(SEGCCS)		30,300,000	30,270,489
U.S. Treasury Bills 2.039%, 8/23/22(SEGSF)(SEGCCS)		15,200,000	15,180,807
U.S. Treasury Bills 1.269%, 8/9/22(SEG)(SEGSF)(SEGCCS)		18,100,000	18,091,870
U.S. Treasury Bills 1.105%, 8/2/22(SEG)(SEGSF)		17,100,000	17,099,157
U.S. Treasury Bills 1.132%, 8/4/22(SEG)(SEGSF)(SEGCCS)		25,700,000	25,695,939

Total short-term investments (cost $582,878,659)			$582,826,791
TOTAL INVESTMENTS

Total investments (cost $4,456,500,086)			$4,307,931,632

	FORWARD CURRENCY CONTRACTS at 7/31/22 (aggregate face value $398,483) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Euro	Sell	9/21/22	$354,147	$398,483	$44,336

	Unrealized appreciation						44,336

	Unrealized (depreciation)						—

	Total						$44,336
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	303	$43,632,000	$43,632,000	Sep-22	$941,944
U.S. Treasury Bond Ultra 30 yr (Long)	1,178	186,492,125	186,492,126	Sep-22	182,804
U.S. Treasury Note 2 yr (Long)	788	165,843,219	165,843,219	Sep-22	762,551
U.S. Treasury Note 5 yr (Long)	3,592	408,505,814	408,505,814	Sep-22	1,255,178
U.S. Treasury Note 10 yr (Long)	2,402	290,979,781	290,979,781	Sep-22	2,321,630
U.S. Treasury Note Ultra 10 yr (Long)	656	86,100,000	86,100,000	Sep-22	1,140,276

Unrealized appreciation					6,604,383

Unrealized (depreciation)					—

Total					$6,604,383

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/22 (premiums $94,967,311) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985	$269,809,400	$4,575,967
3.195/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	92,778,600	5,709,595
(3.195)/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	92,778,600	14,846,432
Citibank, N.A.
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395	2,270,400	118,106
(1.247)/3 month USD-LIBOR-ICE/Feb-26	Feb-24/1.247	66,000,000	231,000
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	11,101,100	263,318
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	11,101,100	1,235,552
1.247/3 month USD-LIBOR-ICE/Feb-26	Feb-24/1.247	66,000,000	1,768,800
Goldman Sachs International
2.9425/3 month USD-LIBOR-ICE/Feb-34	Feb-24/2.9425	96,644,300	3,081,987
(2.9425)/3 month USD-LIBOR-ICE/Feb-34	Feb-24/2.9425	96,644,300	5,061,262
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968	17,130,300	107,407
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	30,174,400	237,473
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	95,618,500	2,082,571
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	30,174,400	2,306,833
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968	17,130,300	2,640,122
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	95,618,500	6,402,615
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512	32,836,200	328
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	13,718,400	634,888
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	13,718,400	649,841
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	13,718,400	798,685
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	13,718,400	823,516
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00	18,691,900	1,386,378
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75	18,691,900	1,533,670
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00	18,691,900	1,772,179
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512	32,836,200	3,551,563
2.7875/3 month USD-LIBOR-ICE/Apr-59	Apr-29/2.7875	57,986,600	5,991,755
(2.7875)/3 month USD-LIBOR-ICE/Apr-59	Apr-29/2.7875	57,986,600	7,675,686
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	2,457,900	33,452
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	4,915,900	1,523,732
UBS AG
3.124/US SOFR/Sep-32	Sep-22/3.124	47,521,100	38,492
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	12,877,200	317,165
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	12,877,200	1,240,074
Wells Fargo Bank, N.A.
(1.47)/3 month USD-LIBOR-ICE/Feb-34	Feb-24/1.47	14,000,000	114,940
1.47/3 month USD-LIBOR-ICE/Feb-34	Feb-24/1.47	14,000,000	1,573,882

Total			$80,329,266

WRITTEN OPTIONS OUTSTANDING at 7/31/22 (premiums $1,500,000) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)	Aug-22/$100.25	$203,468,720	$200,000,000	$3,800

Total				$3,800

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69	$349,187,700	$1,955,451	$1,033,596
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	1,563,260
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76	260,109,800	(1,680,960)	(332,941)
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	382,361
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	260,109,800	1,095,713	(2,663,524)
3.035/US SOFR/Nov-38 (Purchased)	Nov-28/3.035	196,510,100	(14,541,747)	1,375,571
(3.035)/US SOFR/Nov-38 (Purchased)	Nov-28/3.035	196,510,100	(14,541,747)	(2,955,512)
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94	174,593,900	(1,868,155)	(792,656)
2.25/US SOFR/Jan-33 (Purchased)	Jan-23/2.25	168,163,100	(2,726,748)	336,326
2.245/US SOFR/Jan-33 (Purchased)	Jan-23/2.245	168,163,100	(2,741,378)	292,604
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415	147,966,600	3,125,794	(4,323,584)
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	144,600,800	(1,662,909)	1,451,792
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	144,600,800	(1,662,909)	(516,225)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	123,169,700	1,690,504	974,272
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	2,101,284
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	(1,039,542)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	61,584,900	(2,974,551)	(1,421,379)
(2.41)/US SOFR/Oct-32 (Written)	Oct-22/2.41	58,857,100	838,495	(177,748)
(2.42)/US SOFR/Oct-32 (Written)	Oct-22/2.42	58,857,100	836,847	(204,234)
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485	47,731,200	(2,880,578)	2,581,781
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	698,709
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	(247,300)
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	1,234,236
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	(1,837,633)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	30,792,400	480,361	256,809
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	21,554,700	(1,060,183)	(458,253)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	2,283,001
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	(1,608,806)
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46	7,422,300	1,048,771	90,329
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46	7,422,300	1,048,771	(72,219)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	1,447,959
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	(1,639,803)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	147,213,700	(4,799,167)	3,656,788
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	147,213,700	(4,799,167)	(2,093,379)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	963,011
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	(354,661)
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	126,213,700	956,700	764,855
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	126,213,700	956,700	(2,955,925)
1.999/US SOFR/Jan-33 (Purchased)	Jan-23/1.999	98,210,300	(726,756)	234,723
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075	94,010,900	498,258	(3,985,122)
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	472,892
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	(1,439,912)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	38,370,100	(2,833,632)	1,562,047
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	38,370,100	(2,833,632)	(1,135,371)
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	118,104
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	(197,565)
2.795/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	24,663,300	(503,131)	426,182
(2.795)/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	24,663,300	(503,131)	(312,977)
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648	24,016,200	(587,196)	1,185,920
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648	24,016,200	(587,196)	(581,672)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	671,427
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	(683,839)
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194	19,585,600	(480,386)	1,892,361
(1.918)/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	974,925
1.918/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918	18,485,500	2,210,866	(1,160,705)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	18,266,500	(1,350,351)	1,705,543
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	18,266,500	(1,350,351)	(1,132,340)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	15,753,700	(1,188,617)	1,477,382
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	15,753,700	(1,188,617)	(1,006,031)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	386,080
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	(468,087)
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	1,447,781
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	12,950,900	(411,515)	(405,493)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	178,735
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	(159,770)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	7,042,000	(527,094)	631,879
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	7,042,000	(527,094)	(440,900)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(179,841)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(259,840)
Deutsche Bank AG
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135	68,424,300	5,751,062	2,011,674
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135	68,424,300	5,751,062	(1,181,688)
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724	47,962,700	(3,959,321)	1,239,836
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724	47,962,700	(3,959,321)	(1,138,155)
(1.68)/US SOFR/Feb-57 (Purchased)	Feb-37/1.68	45,972,400	(6,778,630)	864,741
1.68/US SOFR/Feb-57 (Purchased)	Feb-37/1.68	45,972,400	(6,778,630)	(1,791,085)
Goldman Sachs International
2.995/US SOFR/Aug-32 (Purchased)	Aug-22/2.995	58,363,700	(1,274,080)	1,541,969
(2.995)/US SOFR/Aug-32 (Purchased)	Aug-22/2.995	58,363,700	(1,274,080)	(1,269,410)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07	54,026,200	1,118,342	(2,603,523)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41	39,298,600	573,760	(1,360,911)
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	27,456,100	(3,541,837)	(69,189)
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40	27,456,100	(3,541,837)	(151,009)
(1.71)/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71	18,108,500	2,451,891	1,449,948
1.71/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71	18,108,500	2,451,891	(1,816,101)
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,749,509)	900,734
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,073,110)	(672,069)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(160,093)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(204,909)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	438,176
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	(1,140,260)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	2,621,983
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	(1,591,338)
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	1,956,064
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	(1,180,280)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	1,174,289
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	25,768,900	1,658,229	(2,387,489)
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905	25,335,900	(1,849,521)	954,403
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905	25,335,900	(1,849,521)	(690,657)
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805	14,489,200	(859,210)	787,198
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805	14,489,200	(859,210)	(469,595)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	253,462
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	(397,506)
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(66,334)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	(91,138)
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544	9,501,000	(1,596,168)	538,042
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544	9,501,000	(1,596,168)	(599,608)
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(164,218)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	(286,697)
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	291,618
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	(305,828)
Morgan Stanley & Co. International PLC
2.195/US SOFR/Jan-33 (Purchased)	Jan-23/2.195	168,163,100	(2,669,589)	97,198
2.1075/US SOFR/Jan-33 (Purchased)	Jan-23/2.1075	168,163,100	(2,530,855)	(207,681)
(2.27375)/US SOFR/Oct-32 (Written)	Oct-22/2.27375	58,857,100	790,157	55,031
(2.36)/US SOFR/Oct-32 (Written)	Oct-22/2.36	58,857,100	832,828	(82,165)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(210,404)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	(228,365)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	42,430
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(89,956)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	1,410,707
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	(757,624)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	12,974,800	1,706,186	832,074
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	12,974,800	1,706,186	(618,509)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	84,441
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	(62,227)
UBS AG
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	1,498,181
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	138,849,000	(936,537)	(529,015)
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375	75,734,100	1,029,984	928,500
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	1,170,777
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	55,539,700	(880,304)	(520,962)
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525	50,489,400	(1,032,508)	(841,153)
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	2,463,876
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	41,654,700	(883,080)	(826,846)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	33,323,900	885,583	620,491
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	33,323,900	885,583	(1,668,861)
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87	25,177,700	(1,170,763)	276,955
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87	25,177,700	(1,170,763)	(241,958)
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	1,783,812
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	16,661,800	(932,228)	(769,775)
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	15,020,300	(1,355,582)	1,923,950
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	15,020,300	(1,355,582)	(1,274,022)
Wells Fargo Bank, N.A.
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62	110,314,200	1,213,456	154,440
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62	110,314,200	1,213,456	(882,514)
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	105,142,300	(2,152,789)	3,888,162
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	105,142,300	(2,152,789)	(1,330,050)
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	75,101,900	(1,541,466)	2,820,827
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	75,101,900	(1,541,466)	(965,810)
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	44,430,800	(2,215,986)	1,272,942
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	44,430,800	(2,215,986)	(901,945)
(1.96)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	1,677,945
1.96/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96	32,946,100	(2,230,451)	(967,298)
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	14,388,800	(1,061,893)	588,790
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	14,388,800	(1,061,893)	(426,195)

Unrealized appreciation				77,470,191

Unrealized (depreciation)				(75,437,214)

Total				$2,032,977

TBA SALE COMMITMENTS OUTSTANDING at 7/31/22 (proceeds receivable $615,266,387) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 8/1/52	$52,000,000	8/11/22	$53,888,380
Uniform Mortgage-Backed Securities, 5.00%, 8/1/52	4,000,000	8/11/22	4,108,280
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	277,000,000	8/11/22	281,804,177
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	103,000,000	8/11/22	103,523,076
Uniform Mortgage-Backed Securities, 3.50%, 8/1/52	91,000,000	8/11/22	90,082,911
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	98,000,000	8/11/22	94,370,951

Total			$627,777,775

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
	$800,000,000	$32,528,000	(E)	$18,605,714	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	$(13,922,286)
	600,000,000	6,372,000	(E)	2,818,653	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(3,553,347)

	Upfront premium received			21,424,367		Unrealized appreciation		—

	Upfront premium (paid)			—		Unrealized (depreciation)		(17,475,633)

		Total		$21,424,367			Total	$(17,475,633)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,000,000	$2,428,020		$(802,207)	3/1/52	1.465% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	$1,595,243
		149,706,000	4,732,207		7,233	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	4,579,357
		11,819,000	679,593		1,016	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	639,440
		10,552,000	1,019,745		(2,745)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(972,780)
		100,453,000	21,917,840		(178,865)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(21,529,732)
		60,378,000	1,906,737		(6,144)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	1,834,691
		30,500,000	1,740,635		(4,083)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	1,609,547
		89,191,000	8,622,094		(39,816)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	8,164,434
		60,760,000	13,282,744		(32,837)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	12,908,968
		10,724,000	2,144,371		(1,748)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	2,075,631
		25,659,000	1,427,154		(3,404)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(1,324,387)
		5,755,500	275,113	(E)	(128)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	274,985
		9,319,000	1,566,803		(318)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	1,506,568
		28,734,000	5,146,834		(980)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(4,978,283)
		15,082,000	2,612,806		(514)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	2,520,048
		10,573,700	605,133	(E)	(361)	2/13/57	1.68% — Annually	Secured Overnight Financing Rate — Annually	604,772
		36,345,700	4,745,295		(1,239)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(4,526,883)
		5,893,000	882,889		(201)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	852,106
		14,992,000	883,628		(199)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(803,132)
		28,705,000	968,220		(232)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	821,883
		34,930,000	798,151		(132)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(651,495)
		7,804,700	504,652		(103)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(463,033)
		42,663,100	3,264,580		(566)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	3,079,420
		44,234,900	3,407,857		(587)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	3,222,348
		23,320,000	1,406,896		(309)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	1,299,477
		262,368,000	2,080,578		(989)	4/7/24	2.45% — Annually	Secured Overnight Financing Rate — Annually	575,502
		73,776,000	50,168		(597)	4/7/27	Secured Overnight Financing Rate — Annually	2.465% — Annually	477,061
		9,862,000	95,366		(131)	4/7/23	Secured Overnight Financing Rate — Annually	2.3305% — Annually	(43,878)
		16,169,000	1,299,664		(551)	4/7/52	Secured Overnight Financing Rate — Annually	2.1005% — Annually	(1,226,128)
		19,619,000	598,183		(669)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(495,647)
		3,831,000	17,699		(51)	4/14/32	Secured Overnight Financing Rate — Annually	2.4965% — Annually	39,506
		15,844,000	24,241		(128)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	(112,162)
		31,791,000	276,264		(120)	4/14/24	2.405% — Annually	Secured Overnight Financing Rate — Annually	101,081
		59,312,200	635,827		(560)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	920,042
		73,266,300	394,905		(276)	5/25/24	2.5945% — Annually	Secured Overnight Financing Rate — Annually	184,733
		17,669,000	63,962		(603)	5/25/52	Secured Overnight Financing Rate — Annually	2.501% — Annually	113,149
		3,660,800	12,849	(E)	(125)	5/28/57	2.40% — Annually	Secured Overnight Financing Rate — Annually	(12,974)
		57,507,000	1,561,890		(763)	6/7/32	Secured Overnight Financing Rate — Annually	2.7565% — Annually	1,714,874
		14,553,000	422,910		(496)	6/7/52	Secured Overnight Financing Rate — Annually	2.622% — Annually	455,752
		170,074,100	5,641,358		(2,255)	6/8/32	Secured Overnight Financing Rate — Annually	2.825% — Annually	6,071,851
		14,414,200	1,383,187		(1,809,179)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(427,037)
		53,045,000	53,045		(200)	6/10/24	Secured Overnight Financing Rate — Annually	2.833% — Annually	79,312
		44,246,000	733,599		(358)	6/10/27	2.8025% — Annually	Secured Overnight Financing Rate — Annually	(839,770)
		353,160,000	2,945,354		(1,331)	6/15/24	Secured Overnight Financing Rate — Annually	3.3385% — Annually	3,947,590
		177,215,500	6,062,542		(1,434)	6/15/27	3.185% — Annually	Secured Overnight Financing Rate — Annually	(6,532,051)
		3,013,000	31,998	(E)	(6,208)	9/21/24	Secured Overnight Financing Rate — Annually	3.40% — Annually	25,790
		490,232,000	5,206,264	(E)	1,044,449	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(4,161,816)
		935,000	38,017	(E)	(10,603)	9/21/27	Secured Overnight Financing Rate — Annually	3.30% — Annually	27,414
		33,147,000	1,347,757	(E)	375,260	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(972,496)
		312,821,000	20,583,622	(E)	4,921,293	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(15,662,327)
		25,820,000	3,354,276	(E)	(1,547,214)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	1,807,061
		63,839,800	2,238,223	(E)	(904)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(2,239,127)
		2,804,000	75,820		(23)	6/30/27	3.022% — Annually	Secured Overnight Financing Rate — Annually	(79,764)
		57,787,000	328,230		(218)	7/1/24	3.1765% — Annually	Secured Overnight Financing Rate — Annually	(410,703)
		1,160,000	3,144		(4)	7/5/24	3.014% — Annually	Secured Overnight Financing Rate — Annually	(4,445)
		295,000	9,101		(10)	7/5/52	Secured Overnight Financing Rate — Annually	2.629% — Annually	9,337
		10,310,000	378,686		(352)	7/5/52	Secured Overnight Financing Rate — Annually	2.657% — Annually	387,596
		325,000	4,924		(4)	7/6/32	Secured Overnight Financing Rate — Annually	2.62% — Annually	5,192
		35,417,000	517,797		(469)	7/7/32	Secured Overnight Financing Rate — Annually	2.614% — Annually	545,594
		1,058,000	27,614		(36)	7/11/52	2.606% — Annually	Secured Overnight Financing Rate — Annually	(28,353)
		1,921,000	53,615		(25)	7/11/32	Secured Overnight Financing Rate — Annually	2.7645% — Annually	55,043
		82,049,000	1,389,910		(664)	7/11/27	Secured Overnight Financing Rate — Annually	2.7995% — Annually	1,453,011
		61,606,000	1,174,210		(498)	7/12/27	2.845% — Annually	Secured Overnight Financing Rate — Annually	(1,221,990)
		21,718,000	945,385		(741)	7/12/52	Secured Overnight Financing Rate — Annually	2.689% — Annually	959,430
		21,718,000	988,603		(741)	7/12/52	Secured Overnight Financing Rate — Annually	2.6985% — Annually	1,002,763
		61,606,000	1,203,165		(498)	7/12/27	2.855% — Annually	Secured Overnight Financing Rate — Annually	(1,251,287)
		2,295,000	48,447		(19)	7/12/27	2.889% — Annually	Secured Overnight Financing Rate — Annually	(50,283)
		5,783,000	19,547		(22)	7/13/24	3.04% — Annually	Secured Overnight Financing Rate — Annually	(24,392)
		1,509,000	44,455		(20)	7/13/32	Secured Overnight Financing Rate — Annually	2.782% — Annually	45,489
		2,178,000	52,795		(29)	7/14/32	Secured Overnight Financing Rate — Annually	2.723% — Annually	54,157
		48,439,000	1,174,161		(642)	7/15/32	Secured Overnight Financing Rate — Annually	2.723% — Annually	1,200,568
		898,000	22,046		(12)	7/19/32	Secured Overnight Financing Rate — Annually	2.7265% — Annually	22,460
		1,003,000	27,472		(13)	7/20/32	2.7585% — Annually	Secured Overnight Financing Rate — Annually	(27,936)
		42,331,800	906,324	(E)	(1,444)	8/22/52	2.5823% — Annually	Secured Overnight Financing Rate — Annually	(907,767)
		26,681,000	449,041		(216)	7/21/27	Secured Overnight Financing Rate — Annually	2.794% — Annually	459,046
		1,293,000	7,461		(5)	7/21/24	3.1575% — Annually	Secured Overnight Financing Rate — Annually	(8,160)
		468,000	13,647		(6)	7/21/32	2.7785% — Annually	Secured Overnight Financing Rate — Annually	(13,850)
		11,345,100	321,407		(150)	7/25/32	2.769% — Annually	Secured Overnight Financing Rate — Annually	(325,239)
		19,666,000	664,317		(261)	7/25/32	2.8305% — Annually	Secured Overnight Financing Rate — Annually	(670,387)
		37,664,000	488,879		(499)	7/26/32	Secured Overnight Financing Rate — Annually	2.596% — Annually	496,671
		1,866,000	1,250		(7)	7/26/24	2.8895% — Annually	Secured Overnight Financing Rate — Annually	(1,759)
		775,000	7,347		(10)	7/26/32	2.5565% — Annually	Secured Overnight Financing Rate — Annually	(7,522)
		1,247,000	19,503		(17)	7/27/32	Secured Overnight Financing Rate — Annually	2.626% — Annually	19,731
		8,909,000	18,887		(34)	7/27/24	2.962% — Annually	Secured Overnight Financing Rate — Annually	(21,072)
		2,993,000	41,363		(40)	7/27/32	2.6055% — Annually	Secured Overnight Financing Rate — Annually	(41,977)
		36,155,100	332,988	(E)	(512)	1/31/33	2.545% — Annually	Secured Overnight Financing Rate — Annually	(333,500)
		36,155,100	348,897	(E)	(512)	1/31/33	2.55% — Annually	Secured Overnight Financing Rate — Annually	(349,409)
		33,749,000	333,103		(448)	7/29/32	Secured Overnight Financing Rate — Annually	2.561% — Annually	339,858
		6,212,000	1,242		(23)	8/1/24	2.843% — Annually	Secured Overnight Financing Rate — Annually	1,219
		1,930,000	4,748		(26)	8/1/32	2.478% — Annually	Secured Overnight Financing Rate — Annually	(4,773)
		10,129,500	31,705		(134)	8/1/32	Secured Overnight Financing Rate — Annually	2.4855% — Annually	31,571
		10,129,500	26,235		(134)	8/1/32	Secured Overnight Financing Rate — Annually	2.4795% — Annually	26,101
		65,132,000	264,091		(866)	8/2/32	Secured Overnight Financing Rate — Annually	2.496% — Annually	263,228
		34,053,000	164,953	(E)	(482)	2/1/33	2.495% — Annually	Secured Overnight Financing Rate — Annually	(165,435)
		65,748,000	133,140		(872)	8/2/32	Secured Overnight Financing Rate — Annually	2.4275% — Annually	(134,012)
		33,296,300	94,162	(E)	(468)	2/1/33	2.4075% — Annually	Secured Overnight Financing Rate — Annually	89,363

	Total				$1,873,582				$(2,462,089)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$8,148,322	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(502,429)
6,989,566	6,733,814	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(234,888)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(737,317)

	Total	$—			Total	$(737,317)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B/P	$13,534	$172,009	$39,338	5/11/63	300 bp — Monthly	$(25,704)
	CMBX NA BBB-.6 Index	B/P	26,395	380,504	87,021	5/11/63	300 bp — Monthly	(60,404)
	CMBX NA BBB-.6 Index	B/P	54,079	761,008	174,043	5/11/63	300 bp — Monthly	(119,519)
	CMBX NA BBB-.6 Index	B/P	51,528	785,333	179,606	5/11/63	300 bp — Monthly	(127,620)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	14,357	62,552	6,793	5/11/63	200 bp — Monthly	7,588
	CMBX NA A.6 Index	BBB+/P	20,134	114,343	12,418	5/11/63	200 bp — Monthly	7,761
	CMBX NA A.6 Index	BBB+/P	29,025	121,069	13,148	5/11/63	200 bp — Monthly	15,924
	CMBX NA A.6 Index	BBB+/P	40,068	229,358	24,908	5/11/63	200 bp — Monthly	15,248
	CMBX NA A.6 Index	BBB+/P	56,648	334,956	36,376	5/11/63	200 bp — Monthly	20,402
	CMBX NA A.6 Index	BBB+/P	226,125	908,014	98,610	5/11/63	200 bp — Monthly	127,868
	CMBX NA A.6 Index	BBB+/P	305,719	1,722,536	187,067	5/11/63	200 bp — Monthly	119,322
	CMBX NA A.6 Index	BBB+/P	562,500	3,363,015	365,223	5/11/63	200 bp — Monthly	198,584
	CMBX NA BB.11 Index	BB-/P	1,234,525	2,185,000	399,418	11/18/54	500 bp — Monthly	837,231
	CMBX NA BB.13 Index	BB-/P	57,085	571,000	126,876	12/16/72	500 bp — Monthly	(69,236)
	CMBX NA BB.13 Index	BB-/P	249,052	2,639,000	586,386	12/16/72	500 bp — Monthly	(334,768)
	CMBX NA BB.14 Index	BB/P	248,226	2,264,000	453,026	12/16/72	500 bp — Monthly	(202,600)
	CMBX NA BB.6 Index	CCC+/P	624,884	3,537,457	1,303,199	5/11/63	500 bp — Monthly	(674,876)
	CMBX NA BB.7 Index	B/P	132,687	2,600,000	805,220	1/17/47	500 bp — Monthly	(670,005)
	CMBX NA BB.9 Index	B/P	7,533	37,000	10,453	9/17/58	500 bp — Monthly	(2,883)
	CMBX NA BB.9 Index	B/P	516,275	2,528,000	714,160	9/17/58	500 bp — Monthly	(195,428)
	CMBX NA BBB-.10 Index	BB+/P	196,421	1,583,000	252,014	11/17/59	300 bp — Monthly	(54,669)
	CMBX NA BBB-.10 Index	BB+/P	288,987	2,649,000	421,721	11/17/59	300 bp — Monthly	(131,189)
	CMBX NA BBB-.12 Index	BBB-/P	37,494	899,000	133,771	8/17/61	300 bp — Monthly	(95,752)
	CMBX NA BBB-.12 Index	BBB-/P	152,455	2,587,000	384,946	8/17/61	300 bp — Monthly	(230,981)
	CMBX NA BBB-.13 Index	BBB-/P	78,886	429,000	71,214	12/16/72	300 bp — Monthly	7,922
	CMBX NA BBB-.15 Index	BBB-/P	150,833	1,444,000	263,819	11/18/64	300 bp — Monthly	(112,144)
	CMBX NA BBB-.15Index	BBB-/P	171,957	1,012,000	184,892	11/18/64	300 bp — Monthly	(12,345)
	CMBX NA BBB-.6 Index	B/P	658,663	1,990,263	455,173	5/11/63	300 bp — Monthly	204,650
	CMBX NA BBB-.6 Index	B/P	658,663	1,990,263	455,173	5/11/63	300 bp — Monthly	204,650
	CMBX NA BBB-.6 Index	B/P	1,215,720	3,200,405	731,933	5/11/63	300 bp — Monthly	485,654
	CMBX NA BBB-.6 Index	B/P	307,697	3,343,745	764,715	5/11/63	300 bp — Monthly	(455,067)
	CMBX NA BBB-.6 Index	B/P	1,348,826	3,980,525	910,346	5/11/63	300 bp — Monthly	440,802
	CMBX NA BBB-.6 Index	B/P	1,553,786	4,919,623	1,125,118	5/11/63	300 bp — Monthly	431,538
	CMBX NA BBB-.6 Index	B/P	427,327	5,453,024	1,247,107	5/11/63	300 bp — Monthly	(816,599)
	CMBX NA BBB-.6 Index	B/P	4,341,311	59,225,730	13,544,925	5/11/63	300 bp — Monthly	(9,169,065)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	11,938	287,000	14,034	1/17/47	200 bp — Monthly	(1,984)
	CMBX NA A.7 Index	BBB+/P	102,321	2,780,000	135,942	1/17/47	200 bp — Monthly	(32,540)
	CMBX NA BB.7 Index	B/P	97,913	732,000	226,700	1/17/47	500 bp — Monthly	(128,076)
	CMBX NA BBB-.6 Index	B/P	644,019	5,954,282	1,361,744	5/11/63	300 bp — Monthly	(714,252)
	CMBX NA BBB-.7 Index	BB-/P	143,564	2,186,000	420,149	1/17/47	300 bp — Monthly	(275,310)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	34,920	607,000	33,324	12/16/72	200 bp — Monthly	1,831
	CMBX NA A.6 Index	BBB+/P	17,089	98,873	10,738	5/11/63	200 bp — Monthly	6,390
	CMBX NA A.6 Index	BBB+/P	9,878	103,581	11,249	5/11/63	200 bp — Monthly	(1,331)
	CMBX NA A.6 Index	BBB+/P	5,271	112,997	12,272	5/11/63	200 bp — Monthly	(6,957)
	CMBX NA A.6 Index	BBB+/P	82,795	384,056	41,709	5/11/63	200 bp — Monthly	41,236
	CMBX NA A.6 Index	BBB+/P	(6,903)	488,982	53,103	5/11/63	200 bp — Monthly	(59,817)
	CMBX NA BB.13 Index	BB-/P	5,770	60,000	13,332	12/16/72	500 bp — Monthly	(7,504)
	CMBX NA BBB-.11 Index	BBB-/P	254	4,000	527	11/18/54	300 bp — Monthly	(271)
	CMBX NA BBB-.11 Index	BBB-/P	318	5,000	659	11/18/54	300 bp — Monthly	(339)
	CMBX NA BBB-.14 Index	BBB-/P	20,232	365,000	63,437	12/16/72	300 bp — Monthly	(42,992)
	CMBX NA BBB-.14 Index	BBB-/P	22,534	506,000	87,943	12/16/72	300 bp — Monthly	(65,113)
	CMBX NA BBB-.14 Index	BBB-/P	35,449	935,500	162,590	12/16/72	300 bp — Monthly	(126,595)
	CMBX NA BBB-.14 Index	BBB-/P	33,817	1,174,000	204,041	12/16/72	300 bp — Monthly	(169,540)
	CMBX NA BBB-.15 Index	BBB-/P	82,682	797,000	145,612	11/18/64	300 bp — Monthly	(62,464)
	CMBX NA BBB-.15 Index	BBB-/P	55,975	901,000	164,613	11/18/64	300 bp — Monthly	(108,112)
	CMBX NA BBB-.15 Index	BBB-/P	200,486	2,169,000	396,276	11/18/64	300 bp — Monthly	(194,526)
	CMBX NA BBB-.15 Index	BBB-/P	193,127	2,169,000	396,276	11/18/64	300 bp — Monthly	(201,884)
	CMBX NA BBB-.6 Index	B/P	11,786	97,298	22,252	5/11/63	300 bp — Monthly	(10,410)
	CMBX NA BBB-.6 Index	B/P	14,257	105,551	24,139	5/11/63	300 bp — Monthly	(9,821)
	CMBX NA BBB-.6 Index	B/P	12,607	126,835	29,007	5/11/63	300 bp — Monthly	(16,326)
	CMBX NA BBB-.6 Index	B/P	39,801	436,972	99,935	5/11/63	300 bp — Monthly	(59,879)
	CMBX NA BBB-.6 Index	B/P	26,033	463,902	106,094	5/11/63	300 bp — Monthly	(79,791)
	CMBX NA BBB-.6 Index	B/P	206,333	635,911	145,433	5/11/63	300 bp — Monthly	61,271
	CMBX NA BBB-.6 Index	B/P	206,333	635,911	145,433	5/11/63	300 bp — Monthly	61,271
	CMBX NA BBB-.6 Index	B/P	348,210	1,105,026	252,719	5/11/63	300 bp — Monthly	96,135
	CMBX NA BBB-.6 Index	B/P	71,141	1,217,961	278,548	5/11/63	300 bp — Monthly	(206,697)
	CMBX NA BBB-.6 Index	B/P	395,645	1,297,015	296,627	5/11/63	300 bp — Monthly	99,774
	CMBX NA BBB-.6 Index	B/P	137,523	1,350,008	308,747	5/11/63	300 bp — Monthly	(170,436)
	CMBX NA BBB-.6 Index	B/P	260,372	1,588,040	363,185	5/11/63	300 bp — Monthly	(101,886)
	CMBX NA BBB-.6 Index	B/P	117,779	1,611,496	368,549	5/11/63	300 bp — Monthly	(249,830)
	CMBX NA BBB-.6 Index	B/P	217,967	2,139,684	489,346	5/11/63	300 bp — Monthly	(270,131)
	CMBX NA BBB-.6 Index	B/P	207,367	2,143,159	490,141	5/11/63	300 bp — Monthly	(281,524)
	CMBX NA BBB-.6 Index	B/P	259,403	2,811,213	642,924	5/11/63	300 bp — Monthly	(381,882)
	CMBX NA BBB-.6 Index	B/P	250,279	2,868,550	656,037	5/11/63	300 bp — Monthly	(404,085)
	CMBX NA BBB-.6 Index	B/P	245,701	2,895,480	662,196	5/11/63	300 bp — Monthly	(414,806)
	CMBX NA BBB-.6 Index	B/P	244,226	2,895,480	662,196	5/11/63	300 bp — Monthly	(416,282)
	CMBX NA BBB-.6 Index	B/P	345,231	4,130,816	944,718	5/11/63	300 bp — Monthly	(597,077)
	CMBX NA BBB-.6 Index	B/P	345,231	4,130,816	944,718	5/11/63	300 bp — Monthly	(597,077)
	CMBX NA BBB-.6 Index	B/P	395,586	4,526,088	1,035,116	5/11/63	300 bp — Monthly	(636,890)
	CMBX NA BBB-.7 Index	BB-/P	7,806	112,000	21,526	1/17/47	300 bp — Monthly	(13,655)
	CMBX NA BBB-.7 Index	BB-/P	49,185	605,000	116,281	1/17/47	300 bp — Monthly	(66,743)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(5,335)	907,000	49,794	12/16/72	200 bp — Monthly	(54,777)
	CMBX NA A.14 Index	A-/P	(15,719)	2,375,000	130,388	12/16/72	200 bp — Monthly	(145,183)
	CMBX NA A.15 Index	A-/P	714	39,000	2,254	11/18/64	200 bp — Monthly	(1,525)
	CMBX NA A.6 Index	BBB+/P	1,976,050	17,007,439	1,847,008	5/11/63	200 bp — Monthly	135,656
	CMBX NA BBB-.13 Index	BBB-/P	1,476,970	11,174,000	1,854,884	12/16/72	300 bp — Monthly	(371,396)
	CMBX NA BBB-.7 Index	BB-/P	115,034	490,000	94,178	1/17/47	300 bp — Monthly	21,142
	Merrill Lynch International
	CMBX NA A.15 Index	A-/P	700	43,000	2,485	11/18/64	200 bp — Monthly	(1,769)
	CMBX NA A.15 Index	A-/P	1,160	87,000	5,029	11/18/64	200 bp — Monthly	(3,834)
	CMBX NA A.15 Index	A-/P	1,543	130,000	7,514	11/18/64	200 bp — Monthly	(5,921)
	CMBX NA BBB-.6 Index	B/P	366,291	1,144,119	261,660	5/11/63	300 bp — Monthly	105,298
	CMBX NA BBB-.6 Index	B/P	6,669,376	21,502,828	4,917,697	5/11/63	300 bp — Monthly	1,764,223
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(36,197)	6,035,000	307,785	12/16/72	200 bp — Monthly	(341,635)
	CMBX NA A.14 Index	A-/P	(13)	1,000	55	12/16/72	200 bp — Monthly	(67)
	CMBX NA A.14 Index	A-/P	7,683	601,000	32,995	12/16/72	200 bp — Monthly	(25,078)
	CMBX NA A.14 Index	A-/P	(6,967)	626,000	34,367	12/16/72	200 bp — Monthly	(41,091)
	CMBX NA A.14 Index	A-/P	(4,682)	796,000	43,700	12/16/72	200 bp — Monthly	(48,073)
	CMBX NA A.14 Index	A-/P	(20,175)	1,603,000	88,005	12/16/72	200 bp — Monthly	(107,556)
	CMBX NA A.14 Index	A-/P	(31,194)	2,002,000	109,910	12/16/72	200 bp — Monthly	(140,325)
	CMBX NA A.14 Index	A-/P	57,562	2,049,000	112,490	12/16/72	200 bp — Monthly	(54,131)
	CMBX NA A.14 Index	A-/P	(45,326)	2,909,000	159,704	12/16/72	200 bp — Monthly	(203,899)
	CMBX NA A.14 Index	A-/P	(43,165)	2,910,000	159,759	12/16/72	200 bp — Monthly	(201,792)
	CMBX NA A.14 Index	A-/P	(61,471)	4,364,000	239,584	12/16/72	200 bp — Monthly	(299,357)
	CMBX NA A.15 Index	A-/P	8,273	404,000	23,351	11/18/64	200 bp — Monthly	(14,922)
	CMBX NA A.6 Index	BBB+/P	4,769	47,082	5,113	5/11/63	200 bp — Monthly	(326)
	CMBX NA A.6 Index	BBB+/P	31,600	212,543	23,082	5/11/63	200 bp — Monthly	8,601
	CMBX NA A.6 Index	BBB+/P	99,200	667,222	72,460	5/11/63	200 bp — Monthly	26,999
	CMBX NA A.6 Index	BBB+/P	111,521	869,676	94,447	5/11/63	200 bp — Monthly	17,413
	CMBX NA A.6 Index	BBB+/P	282,240	1,355,968	147,258	5/11/63	200 bp — Monthly	135,509
	CMBX NA A.6 Index	BBB+/P	302,904	2,295,594	249,302	5/11/63	200 bp — Monthly	54,495
	CMBX NA A.6 Index	BBB+/P	669,445	2,904,972	315,480	5/11/63	200 bp — Monthly	355,095
	CMBX NA BB.11 Index	BB-/P	21,160	250,000	45,700	11/18/54	500 bp — Monthly	(24,297)
	CMBX NA BB.13 Index	BB-/P	60,778	658,000	146,208	12/16/72	500 bp — Monthly	(84,789)
	CMBX NA BB.13 Index	BB-/P	138,137	1,516,000	336,855	12/16/72	500 bp — Monthly	(197,244)
	CMBX NA BB.13 Index	BB-/P	143,825	1,524,000	338,633	12/16/72	500 bp — Monthly	(193,326)
	CMBX NA BB.14 Index	BB/P	10,033	82,000	16,408	12/16/72	500 bp — Monthly	(6,295)
	CMBX NA BBB-.12 Index	BBB-/P	62,821	1,066,000	158,621	8/17/61	300 bp — Monthly	(95,178)
	CMBX NA BBB-.12 Index	BBB-/P	146,324	3,408,000	507,110	8/17/61	300 bp — Monthly	(358,799)
	CMBX NA BBB-.13 Index	BBB-/P	31,201	577,000	95,782	12/16/72	300 bp — Monthly	(64,244)
	CMBX NA BBB-.13 Index	BBB-/P	46,856	715,000	118,690	12/16/72	300 bp — Monthly	(71,417)
	CMBX NA BBB-.13 Index	BBB-/P	59,870	812,000	134,792	12/16/72	300 bp — Monthly	(74,448)
	CMBX NA BBB-.13 Index	BBB-/P	115,928	1,559,000	258,794	12/16/72	300 bp — Monthly	(141,956)
	CMBX NA BBB-.13 Index	BBB-/P	116,678	1,714,000	284,524	12/16/72	300 bp — Monthly	(166,846)
	CMBX NA BBB-.14 Index	BBB-/P	9,424	168,000	29,198	12/16/72	300 bp — Monthly	(19,677)
	CMBX NA BBB-.14 Index	BBB-/P	21,290	563,000	97,849	12/16/72	300 bp — Monthly	(76,231)
	CMBX NA BBB-.14 Index	BBB-/P	117,329	3,285,000	570,933	12/16/72	300 bp — Monthly	(451,687)
	CMBX NA BBB-.15 Index	BBB-/P	49,015	869,000	158,766	11/18/64	300 bp — Monthly	(109,244)
	CMBX NA BBB-.6 Index	B/P	293,781	3,055,327	698,753	5/11/63	300 bp — Monthly	(403,190)
	CMBX NA BBB-.6 Index	B/P	279,050	3,236,023	740,078	5/11/63	300 bp — Monthly	(459,140)

Upfront premium received			36,182,094		Unrealized appreciation			6,117,483

Upfront premium (paid)			(277,147)		Unrealized (depreciation)			(25,806,354)

	Total		$35,904,947				Total	$(19,688,871)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$7,677	1/17/47	(200 bp) — Monthly	$6,452
	CMBX NA BB.10 Index	(934,830)	3,666,000	1,143,425	11/17/59	(500 bp) — Monthly	205,031
	CMBX NA BB.10 Index	(273,409)	1,134,000	353,695	11/17/59	(500 bp) — Monthly	79,183
	CMBX NA BB.10 Index	(46,755)	448,000	139,731	11/17/59	(500 bp) — Monthly	92,541
	CMBX NA BB.10 Index	(40,460)	369,000	115,091	11/17/59	(500 bp) — Monthly	74,272
	CMBX NA BB.11 Index	(75,168)	1,041,000	190,295	11/18/54	(500 bp) — Monthly	114,114
	CMBX NA BB.11 Index	(24,952)	481,000	87,927	11/18/54	(500 bp) — Monthly	62,507
	CMBX NA BB.11 Index	(24,535)	481,000	87,927	11/18/54	(500 bp) — Monthly	62,924
	CMBX NA BB.8 Index	(163,027)	1,268,769	459,168	10/17/57	(500 bp) — Monthly	294,907
	CMBX NA BB.8 Index	(408,330)	1,142,182	413,356	10/17/57	(500 bp) — Monthly	3,915
	CMBX NA BB.8 Index	(316,298)	887,075	321,033	10/17/57	(500 bp) — Monthly	3,872
	CMBX NA BB.8 Index	(63,214)	347,873	125,895	10/17/57	(500 bp) — Monthly	62,343
	CMBX NA BBB-.10 Index	(955,214)	4,115,000	655,108	11/17/59	(300 bp) — Monthly	(302,507)
	CMBX NA BBB-.10 Index	(605,828)	3,841,000	611,487	11/17/59	(300 bp) — Monthly	3,419
	CMBX NA BBB-.10 Index	(474,999)	2,176,000	346,419	11/17/59	(300 bp) — Monthly	(129,849)
	CMBX NA BBB-.10 Index	(442,014)	2,031,000	323,335	11/17/59	(300 bp) — Monthly	(119,864)
	CMBX NA BBB-.10 Index	(149,530)	1,173,000	186,742	11/17/59	(300 bp) — Monthly	36,527
	CMBX NA BBB-.10 Index	(122,025)	961,000	152,991	11/17/59	(300 bp) — Monthly	30,405
	CMBX NA BBB-.10 Index	(131,932)	553,000	88,038	11/17/59	(300 bp) — Monthly	(44,217)
	CMBX NA BBB-.10 Index	(77,019)	313,000	49,830	11/17/59	(300 bp) — Monthly	(27,372)
	CMBX NA BBB-.12 Index	(294,881)	4,321,000	642,965	8/17/61	(300 bp) — Monthly	345,563
	CMBX NA BBB-.12 Index	(216,967)	1,281,000	190,613	8/17/61	(300 bp) — Monthly	(27,102)
	CMBX NA BBB-.12 Index	(84,919)	526,000	78,269	8/17/61	(300 bp) — Monthly	(6,957)
	CMBX NA BBB-.12 Index	(59,795)	265,000	39,432	8/17/61	(300 bp) — Monthly	(20,517)
	CMBX NA BBB-.13 Index	(302,127)	3,987,000	661,842	12/16/72	(300 bp) — Monthly	357,390
	CMBX NA BBB-.13 Index	(197,220)	3,602,000	597,932	12/16/72	(300 bp) — Monthly	398,611
	CMBX NA BBB-.13 Index	(109,020)	2,162,000	358,892	12/16/72	(300 bp) — Monthly	248,611
	CMBX NA BBB-.13 Index	(110,039)	2,161,000	358,726	12/16/72	(300 bp) — Monthly	247,426
	CMBX NA BBB-.13 Index	(112,582)	1,925,000	319,550	12/16/72	(300 bp) — Monthly	205,845
	CMBX NA BBB-.14 Index	(535,244)	2,691,000	467,696	12/16/72	(300 bp) — Monthly	(69,118)
	CMBX NA BBB-.14 Index	(265,970)	1,383,500	240,452	12/16/72	(300 bp) — Monthly	(26,325)
	CMBX NA BBB-.14 Index	(17,586)	108,000	18,770	12/16/72	(300 bp) — Monthly	1,121
	CMBX NA BBB-.7 Index	(105,219)	481,000	92,448	1/17/47	(300 bp) — Monthly	(13,051)
	CMBX NA BBB-.8 Index	(439,421)	3,167,000	517,171	10/17/57	(300 bp) — Monthly	75,902
	CMBX NA BBB-.8 Index	(404,219)	2,587,000	422,457	10/17/57	(300 bp) — Monthly	16,729
	CMBX NA BBB-.8 Index	(219,641)	1,583,000	258,504	10/17/57	(300 bp) — Monthly	37,939
	CMBX NA BBB-.8 Index	(200,585)	1,269,000	207,228	10/17/57	(300 bp) — Monthly	5,902
	CMBX NA BBB-.8 Index	(201,378)	1,269,000	207,228	10/17/57	(300 bp) — Monthly	5,109
	CMBX NA BBB-.8 Index	(174,756)	1,221,000	199,389	10/17/57	(300 bp) — Monthly	23,921
	CMBX NA BBB-.8 Index	(20,768)	156,000	25,475	10/17/57	(300 bp) — Monthly	4,616
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	289,755	11/17/59	(500 bp) — Monthly	164,901
	CMBX NA BB.10 Index	(110,117)	926,000	288,819	11/17/59	(500 bp) — Monthly	177,802
	CMBX NA BB.10 Index	(60,658)	488,000	152,207	11/17/59	(500 bp) — Monthly	91,075
	CMBX NA BB.7 Index	(173,028)	938,000	290,499	1/17/47	(500 bp) — Monthly	116,558
	CMBX NA BB.7 Index	(140,307)	853,000	264,174	1/17/47	(500 bp) — Monthly	123,038
	CMBX NA BB.7 Index	(11,314)	589,576	217,200	5/11/63	(500 bp) — Monthly	205,313
	CMBX NA BB.8 Index	(115,646)	637,767	230,808	10/17/57	(500 bp) — Monthly	114,542
	Goldman Sachs International
	CMBX NA A.6 Index	(53,034)	370,604	40,248	5/11/63	(200 bp) — Monthly	(12,930)
	CMBX NA BB.10 Index	(281,681)	1,245,000	388,316	11/17/59	(500 bp) — Monthly	105,424
	CMBX NA BB.10 Index	(61,756)	205,000	63,940	11/17/59	(500 bp) — Monthly	1,984
	CMBX NA BB.6 Index	(227,615)	508,636	187,382	5/11/63	(500 bp) — Monthly	(40,728)
	CMBX NA BB.6 Index	(120,100)	255,698	94,199	5/11/63	(500 bp) — Monthly	(26,149)
	CMBX NA BB.7 Index	(203,659)	1,003,000	310,629	1/17/47	(500 bp) — Monthly	105,995
	CMBX NA BB.7 Index	(81,414)	538,000	166,619	1/17/47	(500 bp) — Monthly	84,681
	CMBX NA BB.8 Index	(737,498)	2,033,123	735,787	10/17/57	(500 bp) — Monthly	(3,687)
	CMBX NA BB.8 Index	(738,767)	2,033,123	735,787	10/17/57	(500 bp) — Monthly	(4,957)
	CMBX NA BB.8 Index	(85,652)	730,533	264,380	10/17/57	(500 bp) — Monthly	178,018
	CMBX NA BB.8 Index	(224,250)	602,013	217,869	10/17/57	(500 bp) — Monthly	(6,967)
	CMBX NA BB.8 Index	(215,518)	565,293	204,580	10/17/57	(500 bp) — Monthly	(11,488)
	CMBX NA BB.9 Index	(30,702)	258,000	72,885	9/17/58	(500 bp) — Monthly	41,932
	CMBX NA BB.9 Index	(15,654)	150,000	42,375	9/17/58	(500 bp) — Monthly	26,576
	CMBX NA BBB-.10 Index	(230,785)	1,480,000	235,616	11/17/59	(300 bp) — Monthly	3,968
	CMBX NA BBB-.10 Index	(209,317)	957,000	152,354	11/17/59	(300 bp) — Monthly	(57,521)
	CMBX NA BBB-.12 Index	(186,571)	957,000	142,402	8/17/61	(300 bp) — Monthly	(44,728)
	CMBX NA BBB-.12 Index	(164,807)	488,000	72,614	8/17/61	(300 bp) — Monthly	(92,477)
	CMBX NA BBB-.13 Index	(132,005)	1,742,000	289,172	12/16/72	(300 bp) — Monthly	156,151
	CMBX NA BBB-.8 Index	(39,330)	304,000	49,643	10/17/57	(300 bp) — Monthly	10,136
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	142,299	1/17/47	(200 bp) — Monthly	79,820
	CMBX NA BB.11 Index	(490,603)	876,546	322,920	5/11/63	(500 bp) — Monthly	(168,536)
	CMBX NA BB.11 Index	(235,607)	432,000	78,970	11/18/54	(500 bp) — Monthly	(157,057)
	CMBX NA BB.8 Index	(911,950)	1,778,016	643,464	10/17/57	(500 bp) — Monthly	(270,215)
	CMBX NA BBB-.10 Index	(673,214)	5,339,000	849,969	11/17/59	(300 bp) — Monthly	173,641
	CMBX NA BBB-.11 Index	(32,051)	291,000	38,354	11/18/54	(300 bp) — Monthly	6,133
	CMBX NA BBB-.12 Index	(130,839)	1,089,000	162,043	8/17/61	(300 bp) — Monthly	30,569
	CMBX NA BBB-.6 Index	(2,985,183)	11,628,832	2,659,514	5/11/63	(300 bp) — Monthly	(332,452)
	CMBX NA BBB-.8 Index	(280,691)	2,023,000	330,356	10/17/57	(300 bp) — Monthly	48,485
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	279,151	11/17/59	(500 bp) — Monthly	227,355
	CMBX NA BBB-.10 Index	(419,041)	1,934,000	307,893	11/17/59	(300 bp) — Monthly	(112,277)
	CMBX NA BBB-.7 Index	(69,410)	847,000	162,793	1/17/47	(300 bp) — Monthly	92,890
	CMBX NA BBB-.9 Index	(29,455)	159,000	26,140	9/17/58	(300 bp) — Monthly	(3,408)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(363,978)	2,923,133	317,452	5/11/63	(200 bp) — Monthly	(47,662)
	CMBX NA A.6 Index	(333,353)	2,299,630	249,740	5/11/63	(200 bp) — Monthly	(84,507)
	CMBX NA A.6 Index	(326,768)	2,276,089	247,183	5/11/63	(200 bp) — Monthly	(80,469)
	CMBX NA BB.10 Index	(691,872)	2,946,000	918,857	11/17/59	(500 bp) — Monthly	224,121
	CMBX NA BB.10 Index	(348,098)	1,146,000	357,437	11/17/59	(500 bp) — Monthly	8,226
	CMBX NA BB.10 Index	(46,985)	448,000	139,731	11/17/59	(500 bp) — Monthly	92,311
	CMBX NA BB.6 Index	(113,683)	243,741	89,794	5/11/63	(500 bp) — Monthly	(24,126)
	CMBX NA BB.8 Index	(11,236)	30,922	11,191	10/17/57	(500 bp) — Monthly	(75)
	CMBX NA BB.9 Index	(8,575)	173,000	48,873	9/17/58	(500 bp) — Monthly	40,130
	CMBX NA BB.9 Index	(13,649)	148,000	41,810	9/17/58	(500 bp) — Monthly	28,017
	CMBX NA BB.9 Index	(6,858)	127,000	35,878	9/17/58	(500 bp) — Monthly	28,896
	CMBX NA BB.9 Index	(938)	24,000	6,780	9/17/58	(500 bp) — Monthly	5,818
	CMBX NA BBB-.10 Index	(768,695)	4,414,000	702,709	11/17/59	(300 bp) — Monthly	(68,561)
	CMBX NA BBB-.10 Index	(272,621)	3,148,000	501,162	11/17/59	(300 bp) — Monthly	226,705
	CMBX NA BBB-.10 Index	(299,543)	2,500,000	398,000	11/17/59	(300 bp) — Monthly	96,999
	CMBX NA BBB-.10 Index	(586,807)	2,407,000	383,194	11/17/59	(300 bp) — Monthly	(205,017)
	CMBX NA BBB-.10 Index	(278,002)	2,192,000	348,966	11/17/59	(300 bp) — Monthly	69,685
	CMBX NA BBB-.10 Index	(481,301)	2,035,000	323,972	11/17/59	(300 bp) — Monthly	(158,517)
	CMBX NA BBB-.10 Index	(200,512)	1,581,000	251,695	11/17/59	(300 bp) — Monthly	50,261
	CMBX NA BBB-.10 Index	(256,070)	1,519,000	241,825	11/17/59	(300 bp) — Monthly	(15,131)
	CMBX NA BBB-.10 Index	(234,007)	1,072,000	170,662	11/17/59	(300 bp) — Monthly	(63,970)
	CMBX NA BBB-.10 Index	(231,661)	1,009,000	160,633	11/17/59	(300 bp) — Monthly	(71,617)
	CMBX NA BBB-.10 Index	(107,406)	750,000	119,400	11/17/59	(300 bp) — Monthly	11,556
	CMBX NA BBB-.10 Index	(75,985)	592,000	94,246	11/17/59	(300 bp) — Monthly	17,916
	CMBX NA BBB-.10 Index	(79,574)	367,000	58,426	11/17/59	(300 bp) — Monthly	(21,362)
	CMBX NA BBB-.10 Index	(42,815)	347,000	55,242	11/17/59	(300 bp) — Monthly	12,225
	CMBX NA BBB-.10 Index	(70,063)	324,000	51,581	11/17/59	(300 bp) — Monthly	(18,671)
	CMBX NA BBB-.11 Index	(144,190)	462,000	60,892	11/18/54	(300 bp) — Monthly	(83,568)
	CMBX NA BBB-.11 Index	(20,889)	66,000	8,699	11/18/54	(300 bp) — Monthly	(12,228)
	CMBX NA BBB-.12 Index	(168,400)	807,000	120,082	8/17/61	(300 bp) — Monthly	(48,789)
	CMBX NA BBB-.12 Index	(13,456)	243,000	36,158	8/17/61	(300 bp) — Monthly	22,561
	CMBX NA BBB-.12 Index	(4,411)	107,000	15,922	8/17/61	(300 bp) — Monthly	11,448
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	280,420	1/17/47	(300 bp) — Monthly	130,911
	CMBX NA BBB-.7 Index	(8,254)	130,000	24,986	1/17/47	(300 bp) — Monthly	16,656
	CMBX NA BBB-.8 Index	(403,586)	2,634,000	430,132	10/17/57	(300 bp) — Monthly	25,010
	CMBX NA BBB-.8 Index	(295,701)	1,897,000	309,780	10/17/57	(300 bp) — Monthly	12,973
	CMBX NA BBB-.8 Index	(194,724)	1,531,000	250,012	10/17/57	(300 bp) — Monthly	54,395
	CMBX NA BBB-.8 Index	(178,079)	1,307,000	213,433	10/17/57	(300 bp) — Monthly	34,592
	CMBX NA BBB-.8 Index	(177,262)	1,307,000	213,433	10/17/57	(300 bp) — Monthly	35,409
	CMBX NA BBB-.8 Index	(163,617)	1,056,000	172,445	10/17/57	(300 bp) — Monthly	8,212
	CMBX NA BBB-.8 Index	(150,755)	973,000	158,891	10/17/57	(300 bp) — Monthly	7,571

Upfront premium received		—			Unrealized appreciation		6,746,688

Upfront premium (paid)		(28,871,529)			Unrealized (depreciation)		(3,136,726)

	Total	$(28,871,529)				Total	$3,609,962
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,261,363,665.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$207,721,917	$646,719,882	$658,057,409	$678,713	$196,384,390

	Total Short-term investments	$207,721,917	$646,719,882	$658,057,409	$678,713	$196,384,390
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $21,526,388.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $135,624,165.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $16,382,553.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $1,670,365,094 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $75,892,020 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $138,578,482 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $135,624,165 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$77,382,086	$—
Collateralized loan obligations	—	71,654,641	—
Corporate bonds and notes	—	668,119,917	—
Foreign government and agency bonds and notes	—	6,593,466	—
Mortgage-backed securities	—	848,965,058	—
Municipal bonds and notes	—	2,835,784	—
Purchased options outstanding	—	3,003,400	—
Purchased swap options outstanding	—	9,367,666	—
Senior loans	—	2,512,673	—
U.S. government and agency mortgage obligations	—	2,030,825,821	—
U.S. treasury obligations	—	3,844,329	—
Short-term investments	28,456,000	554,370,791	—

Totals by level	$28,456,000	$4,279,475,632	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$44,336	$—
Futures contracts	6,604,383	—	—
Written options outstanding	—	(3,800)	—
Written swap options outstanding	—	(80,329,266)	—
Forward premium swap option contracts	—	2,032,977	—
TBA sale commitments	—	(627,777,775)	—
Interest rate swap contracts	—	(43,235,671)	—
Total return swap contracts	—	(737,317)	—
Credit default contracts	—	(23,112,327)	—

Totals by level	$6,604,383	$(773,118,843)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$120,000,000
Purchased swap option contracts (contract amount)	$5,915,400,000
Written TBA commitment option contracts (contract amount)	$120,000,000
Written swap option contracts (contract amount)	$4,325,200,000
Futures contracts (number of contracts)	10,000
Forward currency contracts (contract amount)	$1,000,000
OTC interest rate swap contracts (notional)	$420,000,000
Centrally cleared interest rate swap contracts (notional)	$4,332,500,000
OTC total return swap contracts (notional)	$15,900,000
Centrally cleared total return swap contracts (notional)	$119,200,000
OTC credit default contracts (notional)	$631,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com